                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08837

                 ----------------------------------------------

                           SELECT SECTOR SPDR(R) TRUST

 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                225 Franklin Street, Boston, Massachusetts 02110

 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

   (Name and Address of Agent for Service)                   Copy to:
          Scott M. Zoltowski, Esq.                     Stuart Strauss, Esq.
     State Street Bank and Trust Company              Clifford Chance US LLP
             One Federal Street                        31 West 52nd Street
              Boston, MA 02110                       New York, New York 10019

       Registrant's telephone number, including area code: (303) 623-2577

Date of fiscal year end: September 30

Date of reporting period: September 30, 2004

Item 1: Reports to Shareholders

                          THE SELECT SECTOR SPDR TRUST

                                     [IMAGE]

                                  ANNUAL REPORT

                               SEPTEMBER 30, 2004

                                  SELECT SECTOR
                                    SPDRs(R)

    Benchmark Sector-Based Equity Portfolios of Companies in the S&P 500(R)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

SELECT SECTOR SPDR FUNDS
Select Sector SPDR Funds are unique investments that unbundle the benchmark S&P 500 and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500 much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDRs trade on the American Stock Exchange.

NINE SELECT SECTOR SPDR FUNDS
Shares are available for exchange trading in the following Funds of the Select Sector SPDR Trust:

       THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND      XLY
       THE CONSUMER STAPLES SELECT SECTOR SPDR FUND            XLP
       THE ENERGY SELECT SECTOR SPDR FUND                      XLE
       THE FINANCIAL SELECT SECTOR SPDR FUND                   XLF
       THE HEALTH CARE SECTOR SPDR FUND                        XLV
       THE INDUSTRIAL SELECT SECTOR SPDR FUND                  XLI
       THE MATERIALS SELECT SECTOR SPDR FUND                   XLB
       THE TECHNOLOGY SELECT SECTOR SPDR FUND                  XLK
       THE UTILITIES SELECT SECTOR SPDR FUND                   XLU

Each of these Funds is designed to, before expenses, closely track the price performance and dividend yield of a Select Sector Index. Each Fund's portfolio is comprised principally of shares of constituent companies in the S&P 500. Each stock in the S&P 500 is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500. Of course, each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index.

OBJECTIVE
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversity, sector investments may also offer opportunities for returns greater than an investment in the entire S&P 500 Index.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
              PRESIDENT'S LETTER TO SHAREHOLDERS

DEAR SHAREHOLDERS:

Enclosed is the report for The Select Sector SPDR Trust for the period ending September 30, 2004, together with Management's Discussion and Analysis for each of the Select Sector SPDR Funds and their respective indices.

The S&P 500 gained 13.87% in the fiscal year ending September 30, 2004. Most of the gain was achieved in the first quarter of the fiscal year when the index rose 12.18%. Since then, the index has traded in a relatively tight range, usually within plus or minus 2 percentage points of the level at the end of the 2003 calendar year.

After pricing significant expected earnings into stock prices early in the year, the market appeared to wait and see if those earnings materialized. Other factors influencing the market were the presidential election, the continuing instability in Iraq, rising short term interest rates, and increasing oil prices. The price of a barrel of oil was just under $50 on September 30, 2004, a 70% increase from the price a year earlier. The impact of this price increase along with the Fed's decision to tighten monetary policy by raising short term rates caused some concern over the outlook of the U.S. economy.

While all nine sector indices posted gains during the last fiscal year, Energy was the top performing Select Sector, rising nearly 49%. The increased price of oil appeared to benefit the companies in this index. The Materials (+29%) and Industrials (+24%) indexes also posted strong gains during the year. Materials benefited from increased commodity prices and Industrials appeared to gain on the improved economic outlook at the beginning of the period. Six of the nine Select Sector Indices posted double digit gains during the fiscal year. Healthcare (+5%) and Technology (+6%) were the weakest performers in a strong market. The Management Discussion and Analysis of each fund that follows provides additional detail about each Select Sector.

We appreciate your support of The Select Sector SPDR Trust and look forward to serving your investment needs in the future.

Sincerely,

/s/ Donald A. Gignac
Donald A. Gignac
President
The Select Sector SPDR Trust

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
The Consumer Discretionary Select Sector SPDR Fund ("Fund") seeks to replicate the total return of the Consumer Discretionary Select Sector of the S&P 500 Index. To accomplish this objective, the Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the Consumer Discretionary Select Sector Index. For the twelve-month period ending September 30, 2004, the Fund returned 13.83% as compared to the Consumer Discretionary Select Sector Index return of 14.15% and the total S&P 500 Index return of 13.87%.

The Consumer Discretionary Sector performed largely in line with the overall S&P 500 Index over the past twelve months, posting most of its gains in the last quarter of 2003. There had been a recovery in leisure travel over the period, and stocks such as Carnival Corp., Starwood Hotels & Resorts Worldwide, Inc., and Harrah's Entertainment, Inc., benefited nicely as a result. Restaurant companies also enjoyed solid returns in this environment. Starbucks Corp., Yum Brands, Inc. and Darden Restaurants, Inc., all experienced increases in same-store sales, while also opening new stores both domestically and internationally. The housing industry continued to fare well, with significant numbers of new construction and renovation projects being undertaken. Pulte Homes, Inc., KB HOME and Home Depot, Inc. led the way in this group.

Lower-end, multi-line discount stores such as Family Dollar Stores, Inc., Big Lots, Inc., and Kohl's Corp., were hurt as consumers appeared to continue to bypass the lower-end retailers in favor of more specialty, higher-end retail shops. Media companies such as Clear Channel Communications, Inc. and Viacom, Inc. also weighed on the sector's return as a multi-year advertising slump continued to affect revenues, and competition from satellite radio started to pick up steam. Newspaper companies were also impacted by decreasing advertising revenues, with Dow Jones & Co., Inc., Tribune Co., and New York Times Co., all off for the period.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                               CONSUMER DISCRETIONARY SELECT
                                                                      SECTOR SPDR FUND                    S&P 500 INDEX
                                                               -----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10705.00                           10584.00
03/31/99                                                                  11652.00                           11111.00
06/30/99                                                                  12145.00                           11895.00
09/30/99                                                                  10717.00                           11152.00
12/31/99                                                                  12675.00                           12811.00
03/31/00                                                                  11973.00                           13104.00
06/30/00                                                                  10611.00                           12756.00
09/30/00                                                                  10275.00                           12631.00
12/31/00                                                                  10575.00                           11644.00
03/31/01                                                                  10807.00                           10264.00
06/30/01                                                                  11440.00                           10864.00
09/30/01                                                                   9613.00                            9269.00
12/31/01                                                                  11988.00                           10260.00
03/31/02                                                                  12520.00                           10288.00
06/30/02                                                                  11504.00                            8909.00
09/30/02                                                                   9523.00                            7370.00
12/31/02                                                                   9717.00                            7992.00
03/31/03                                                                   9576.00                            7740.00
06/30/03                                                                  11394.00                            8931.00
09/30/03                                                                  11642.00                            9168.00
12/31/03                                                                  13310.00                           10284.00
03/31/04                                                                  13463.00                           10458.00
06/30/04                                                                  13417.00                           10638.00
09/30/04                                                                  13252.00                           10439.00

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

(Past performance is not indicative of future results.)
   PERFORMANCE AS OF SEPTEMBER 30, 2004

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                                                             CONSUMER
                               NET ASSET     MARKET       DISCRETIONARY
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/04    13.83%      13.90%           14.15%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         37.89%      38.48%           39.08%
       9/30/04
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED          23.67%      24.02%           25.79%
       9/30/04
    ---------------------------------------------------------------------------------
       SINCE INCEPTION(1)        28.24%      27.47%           34.98%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                                              CONSUMER
                                NET ASSET     MARKET       DISCRETIONARY
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/04     13.83%      13.90%           14.15%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED          11.30%      11.46%           11.62%
       9/30/04
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED            4.34%       4.40%            4.70%
       9/30/04
    ---------------------------------------------------------------------------------
       SINCE INCEPTION(1)          4.40%       4.29%            5.33%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2004

    --------------------------------------------------------------------------------------------------------------
       DESCRIPTION      HOME DEPOT,     TIME           COMCAST             eBAY,           VIACOM
                        INC.            WARNER,        CORP.               INC.            INC.
                                        INC.
    --------------------------------------------------------------------------------------------------------------
       SHARES           485,188         1,010,637      494,078             146,127         383,484
    --------------------------------------------------------------------------------------------------------------
       MARKET VALUE     $19,019,370     16,311,681     13,952,763          13,434,917      12,869,723
    --------------------------------------------------------------------------------------------------------------
       % OF             7.48            6.41           5.48                5.28            5.06
       NET ASSETS
    --------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2004*
[PIE CHART]

Auto Components                                                                     2
Automobiles                                                                       5.8
Distributors                                                                      0.6
Hotels Restaurants & Leisure                                                       13
Household Durables                                                                4.9
Internet & Catalog Retail                                                         5.3
Leisure Equipment & Products                                                      2.1
Media                                                                            30.9
Multi-Line Retail                                                                 9.7
Specialty Retail                                                                 21.8
Textiles, Apparel & Luxury Goods                                                  3.9

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2004

    -----------------------------------------------------------------------------------------------------------------------------
                                          CLOSING PRICE ABOVE NAV                        CLOSING PRICE BELOW NAV
                                 ----------------------------------------------------------------------------------------
                                     50-99        100-199        >200               50-99        100-199        >200
                                     BASIS         BASIS         BASIS              BASIS         BASIS         BASIS
                                    POINTS        POINTS        POINTS             POINTS        POINTS        POINTS
                                 ----------------------------------------------------------------------------------------
                2004
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2003
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03        1             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03        1             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        0             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2002
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        1             0             0                  3             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        2             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        0             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2001
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        1             0             0                  7             0             1
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        0             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        1             0             0                  4             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        1             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2000
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        4             1             0                  4             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        5             0             0                  3             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        7             2             0                  3             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        4             0             0                  6             1             0
    -----------------------------------------------------------------------------------------------------------------------------

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
The Consumer Staples Select Sector SPDR Fund ("Fund") seeks to replicate the total return of the Consumer Staples Select Sector of the S&P 500 Index. To accomplish this objective, the Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the Consumer Staples Select Sector Index. For the twelve-month period ending September 30, 2004, the Fund returned 8.38% as compared to the Consumer Staples Select Sector Index return of 8.66% and the total S&P 500 Index return of 13.87%.

Despite lagging the broader S&P 500 Index over the past twelve months, the Consumer Staples Select Sector did include a number of industries with strong results. Companies within the food products industry provided a lift for the sector, with their emphasis on higher margin products and cost-containment strategies. Kellogg Co., Hershey Foods Corp., Sara Lee Corp. and McCormick & Co., Inc. led the way and together contributed to the return of the Consumer Staples Select Sector Index. Diversified household products manufacturers such as Kimberly-Clark Corp. and Procter & Gamble Co. also enjoyed a strong twelve months, as the results of restructurings and higher sales more than offset general increases in the costs of raw materials.

Food and staples retailers were the largest drag on the performance of the Index, with Winn-Dixie Stores, Inc., Safeway, Inc., and Kroger Co. hit the hardest. A prolonged labor strike in Southern California and an expensive promotional push to gain back customers took its toll on Safeway and Kroger, while Winn-Dixie was undergoing a major restructuring with mixed results to date. All food retailers face a serious threat from lower-cost discounters such as Wal-Mart Stores, Inc. Wal-Mart ended the period down, with rising gas prices frequently quoted as significantly affecting the discretionary spending power of the retailer's core customers.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE CONSUMER STAPLES SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                              Consumer Staples Select Sector SPDR Fund
12/16/98                                                                                         10000
                                                                                                 10451
03/31/99                                                                                         10193
                                                                                                  9890
09/30/99                                                                                          8755
                                                                                                  8916
03/31/00                                                                                          8228
                                                                                                  9875
09/30/00                                                                                          9797
                                                                                                 11212
03/31/01                                                                                          9798
                                                                                                  9644
09/30/01                                                                                          9945
                                                                                                 10098
03/31/02                                                                                         10390
                                                                                                  8922
09/30/02                                                                                          7989
                                                                                                  8083
03/31/03                                                                                          7554
                                                                                                  8228
09/30/03                                                                                          8331
                                                                                                  8966
03/31/04                                                                                          9448
                                                                                                  9570
09/30/04                                                                                          9028

                                                                       S&P 500 Index
12/16/98                                                                       10000
                                                                               10584
03/31/99                                                                       11111
                                                                               11895
09/30/99                                                                       11152
                                                                               12811
03/31/00                                                                       13104
                                                                               12756
09/30/00                                                                       12631
                                                                               11644
03/31/01                                                                       10264
                                                                               10864
09/30/01                                                                        9269
                                                                               10260
03/31/02                                                                       10288
                                                                                8909
09/30/02                                                                        7370
                                                                                7992
03/31/03                                                                        7740
                                                                                8931
09/30/03                                                                        9168
                                                                               10284
03/31/04                                                                       10458
                                                                               10638
09/30/04                                                                       10439

(Past performance is not indicative of future results.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2004

    -------------------------------------------------------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN                               AVERAGE ANNUAL TOTAL RETURN
                              -----------------------------------------------------------------------------------------------------
                               NET ASSET     MARKET      CONSUMER STAPLES              NET ASSET    MARKET      CONSUMER STAPLES
                                 VALUE       VALUE     SELECT SECTOR INDEX               VALUE       VALUE    SELECT SECTOR INDEX
    -------------------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/04     8.38%       8.30%            8.66%                      8.38%      8.30%            8.66%
    -------------------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED         -9.20%      -9.05%           -8.55%                     -3.17%     -3.11%           -2.94%
       9/30/04
    -------------------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED           3.16%       2.61%            4.50%                      0.62%      0.52%            0.88%
       9/30/04
    -------------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION(1)       -11.06%     -11.19%           -8.45%                     -2.01%     -2.03%           -1.52%
    -------------------------------------------------------------------------------------------------------------------------------

    -------------------------  -------

    ------------------------------------------
       ONE YEAR ENDED 9/30/04
    --------------------------------------------------
       THREE YEARS ENDED
       9/30/04
    ----------------------------------------------------------
       FIVE YEARS ENDED
       9/30/04
    ------------------------------------------------------------------
       SINCE INCEPTION(1)
    --------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2004

    ---------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        WAL-MART STORES,    PROCTER & GAMBLE    COCA-COLA        PEPSICO,        ALTRIA
                          INC.                CO.                 CO. (THE)        INC.            GROUP,
                                                                                                   INC.
    ---------------------------------------------------------------------------------------------------------------------
       SHARES             2,329,763           1,396,038           1,332,594        572,043         551,388
    ---------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $123,943,392        75,553,576          53,370,389       27,829,892      25,937,291
    ---------------------------------------------------------------------------------------------------------------------
       % OF               20.08               12.24               8.65             4.51            4.20
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2004*
(PIE CHART)

Beverages                                                                          20
Food & Drug Retailing                                                            33.3
Food Products                                                                    14.3
Household Products                                                                 19
Other Assets                                                                      0.2
Personal Products                                                                 6.7
Tobacco                                                                           6.5

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2004

    -----------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -----------------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -----------------------------------------------------------------------------------------------
                2004
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/04         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/04         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2003
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02         2             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02         1             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02         1             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01         2             0              0               9             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01         4             0              0               7             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01         1             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01         1             0              0               5             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00         2             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         3             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         7             0              0               9             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         9             1              0               6             0              0
    ------------------------------------------------------------------------------------------------------------------------------

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE ENERGY SELECT SECTOR SPDR FUND
The Energy Select Sector SPDR Fund ("Fund") seeks to replicate the total return of the Energy Select Sector Index of the S&P 500 Index. To accomplish this objective, the Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the twelve-month period ending September 30, 2004, the Fund had a return of 48.27% as compared to the Energy Select Sector Index return of 48.91% and the S&P 500 Index return of 13.87%.

During the twelve-month period ended September 30, 2004, the Energy Sector dramatically outperformed the broader S&P 500 Index by 35 percentage points. In fact, the Energy Sector experienced the largest return among all sectors but ranked as the third largest contributing sector of the S&P 500 Index due to its relatively small weight of about 7%. More specifically, the Energy Sector, which outperformed the S&P 500 in eight of the last twelve months, experienced most of its gains during December 2003, February 2004, June 2004 and September 2004.

ChevronTexaco Corp, the second largest company in the Energy Sector Index, had the largest contribution to the Fund's return. Chevron was followed closely by Exxon Mobil Corp., the largest company in the Energy Sector Index. Both companies enjoyed the impact of continued high oil and gas prices during a peak demand period. Additionally, there has been a steady increase in positive news surrounding drilling activity that helped the overall industry. In fact, all stocks in the Energy Sector Index ended the year in September 2004 with positive returns, with Rowan Cos., Inc., the only index member that did not post a double digit gain.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE ENERGY SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                               ENERGY SELECT SECTOR SPDR FUND             S&P 500 INDEX
                                                               ------------------------------             -------------
12/16/98                                                                  10000.00                           10000.00
                                                                           9835.00                           10584.00
03/31/99                                                                  10483.00                           11111.00
                                                                          11993.00                           11895.00
09/30/99                                                                  11791.00                           11152.00
                                                                          11707.00                           12811.00
03/31/00                                                                  12672.00                           13104.00
                                                                          13098.00                           12756.00
09/30/00                                                                  14314.00                           12631.00
                                                                          14558.00                           11644.00
03/31/01                                                                  13514.00                           10264.00
                                                                          13419.00                           10864.00
09/30/01                                                                  11482.00                            9269.00
                                                                          11885.00                           10260.00
03/31/02                                                                  12913.00                           10288.00
                                                                          11780.00                            8909.00
09/30/02                                                                   9561.00                            7370.00
                                                                          10138.00                            7992.00
03/31/03                                                                  10207.00                            7740.00
                                                                          11041.00                            8931.00
09/30/03                                                                  11078.00                            9168.00
                                                                          12811.00                           10284.00
03/31/04                                                                  13663.00                           10458.00
                                                                          14727.00                           10638.00
09/30/04                                                                  16426.00                           10439.00

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

(Past performance is not indicative of future results.)
   PERFORMANCE AS OF SEPTEMBER 30, 2004

    ------------------------------------------------------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN                              AVERAGE ANNUAL TOTAL RETURN
                              ----------------------------------------------------------------------------------------------------
                               NET ASSET    MARKET           ENERGY                   NET ASSET    MARKET           ENERGY
                                 VALUE       VALUE    SELECT SECTOR INDEX               VALUE       VALUE    SELECT SECTOR INDEX
    ------------------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/04    48.27%     47.60%           48.91%                     48.27%     47.60%           48.91%
    ------------------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED         43.07%     43.16%           44.38%                     12.68%     12.70%           13.02%
       9/30/04
    ------------------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED          39.28%     39.08%           41.88%                      6.85%      6.82%            7.25%
       9/30/04
    ------------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION(1)        66.82%     66.18%           67.41%                      9.27%      9.20%            9.34%
    ------------------------------------------------------------------------------------------------------------------------------

    -------------------------  -------

    ------------------------------------------
       ONE YEAR ENDED 9/30/04
    --------------------------------------------------
       THREE YEARS ENDED
       9/30/04
    ----------------------------------------------------------
       FIVE YEARS ENDED
       9/30/04
    ------------------------------------------------------------------
       SINCE INCEPTION(1)
    --------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2004

    -----------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL     CHEVRON TEXACO     CONOCO PHILLIPS     SCHLUMBERGER     OCCIDENTAL PETROLEUM
                          CORP.           CORP.              INC.                LTD.             CORP.
    -----------------------------------------------------------------------------------------------------------------------------
       SHARES             6,314,031       4,216,424          1,444,624           846,265          1,011,843
    -----------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $305,157,118    226,168,983        119,687,099         56,962,097       56,592,379
    -----------------------------------------------------------------------------------------------------------------------------
       % OF               20.85           15.46              8.18                3.89             3.87
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2004*
[PIE CHART]

Energy Equipment & Services                                                      19.3
Oil and Gas Services                                                             80.6
Other Assets                                                                      0.1

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2004

    -----------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -----------------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -----------------------------------------------------------------------------------------------
                2004
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/04        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/04        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2003
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        1              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        1              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        0              0              0              4              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        3              1              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        1              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        0              0              0              3              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        2              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        0              0              0              2              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        4              0              0              5              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        5              1              0              4              0              0
    ------------------------------------------------------------------------------------------------------------------------------

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE FINANCIAL SELECT SECTOR SPDR FUND
The Financial Select Sector SPDR Fund ("Fund") seeks to replicate the total return of the Financial Select Sector of the S&P 500 Index. To accomplish this objective, the Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the twelve-month period ending September 30, 2004, the Fund had a return of 14.62% as compared to the Select Sector Index return of 14.89% and the total S&P 500 Index return of 13.87%.

The best performing stock for the period was Countrywide Financial Corp. Countrywide is primarily involved in the residential mortgage business, including loan origination and the sale and servicing of loan agreements. Low mortgage rates continued to fuel the housing market, providing Countrywide with strong revenue and earnings growth. Other notable names included Providian Financial Corp and South Trust Corp. Providian Financial Corp's profit surged as a result of a decrease in bad loans. Providian had also been undergoing cost cutting measures along with efforts to improve its customer credit profile. South Trust agreed to be acquired by Wachovia Corp. in a stock deal valued at $14.3 billion.

The worst performer for the period was Janus Capital Group, Inc. Janus recently settled regulatory reviews of mutual fund improper trading and as a result suffered increased shareholder redemptions in the Janus Funds. Poor performance had been the main reason investors have pulled nearly $3.5 billion from the mutual fund company in the first six months of 2004. Additional detractors included Charles Schwab Corp. and Fifth Third Bancorp. Charles Schwab, the biggest US discount brokerage, fired CEO David Pottruck in July 2004 and replaced him with founder and former CEO, Charles Schwab. Schwab had struggled to find its niche between the full service brokers like Merrill Lynch and the low cost rivals like Ameritrade and E-trade. Fifth Third Bancorp recently completed the acquisition of First National Bancshares of Florida.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE FINANCIAL SELECT SECTOR SPDR FUND

[LINE GRAPH]

                                                                FINANCIAL SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                                ----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
                                                                          10597.00                           10584.00
03/31/99                                                                  11371.00                           11111.00
                                                                          11925.00                           11895.00
09/30/99                                                                  10097.00                           11152.00
                                                                          10956.00                           12811.00
03/31/00                                                                  11195.00                           13104.00
                                                                          10885.00                           12756.00
09/30/00                                                                  13446.00                           12631.00
                                                                          13743.00                           11644.00
03/31/01                                                                  12418.00                           10264.00
                                                                          13386.00                           10864.00
09/30/01                                                                  11631.00                            9269.00
                                                                          12489.00                           10260.00
03/31/02                                                                  12914.00                           10288.00
                                                                          11945.00                            8909.00
09/30/02                                                                   9907.00                            7370.00
                                                                          10634.00                            7992.00
03/31/03                                                                  10086.00                            7740.00
                                                                          11934.00                            8931.00
09/30/03                                                                  12428.00                            9168.00
                                                                          13879.00                           10284.00
03/31/04                                                                  14541.00                           10458.00
                                                                          14191.00                           10638.00
09/30/04                                                                  14238.00                           10439.00

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

(Past performance is not indicative of future results.)
   PERFORMANCE AS OF SEPTEMBER 30, 2004

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         FINANCIAL
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/04    14.62%      14.39%           14.89%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         22.40%      22.28%           23.45%
       9/30/04
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED          41.08%      40.27%           43.15%
       9/30/04
    ---------------------------------------------------------------------------------
       SINCE INCEPTION(1)        35.02%      34.24%           44.38%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         FINANCIAL
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/04     14.62%      14.39%           14.89%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED           6.97%       6.93%            7.27%
       9/30/04
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED            7.12%       7.00%            7.44%
       9/30/04
    ---------------------------------------------------------------------------------
       SINCE INCEPTION(1)          5.34%       5.23%            6.57%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2004

    -----------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        CITIGROUP,      AMERICAN INTERNATIONAL    BANK OF AMERICA    J.P. MORGAN          WELLS FARGO &
                          INC.            GROUP, INC.               CORP.              CHASE & CO., INC.    CO.
    -----------------------------------------------------------------------------------------------------------------------------
       SHARES             2,389,949       1,201,916                 1,876,398          1,643,008            778,800
    -----------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $105,444,550    81,718,269                81,304,325         65,276,708           46,439,844
    -----------------------------------------------------------------------------------------------------------------------------
       % OF               10.59           8.21                      8.17               6.56                 4.67
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2004*
Pie Chart

Banks                                                                            33.8
Diversified Financials                                                           41.5
Insurance                                                                        22.4
Other Assets                                                                      0.1
Real Estate                                                                       2.2

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF AS OF SEPTEMBER 30, 2004

    ------------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -------------------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -------------------------------------------------------------------------------------------------
                2004
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/04        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/04        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2003
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        1              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        4              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        2              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        0              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        2              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        1              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        2              1              1              6              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        1              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE HEALTH CARE SELECT SECTOR SPDR FUND
The Health Care Select Sector SPDR Fund ("Fund") seeks to replicate the total return of the Health Care Select Sector of the S&P 500 Index. To accomplish this objective, the Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the twelve-month period ending September 30, 2004, the Fund had a return of 4.57% as compared to the Health Care Select Sector Index return of 4.87% and the total S&P 500 Index return of 13.87%.

During the prior twelve months, three of the better performing stocks in this fund were Aetna, Inc., C.R. Bard, Inc. and CIGNA Corp. Bard's strong return was due to both improving gross margins and increasing new product demand. In CIGNA'S case, significant growth in its health care business, as evidenced by earnings growth and margin improvements, was the main reason for this stock's performance. Similarly, the primary causes of Aetna's very solid return continued to be the company's positive trends in membership numbers and gains in operating expense efficiencies.

Of the stocks within this fund that posted declines during the past twelve months, three of the worst performing issues were Watson Pharmaceuticals, Inc., MedImmune, Inc. and Tenet Healthcare Corp. In Watson's case, product delays and disappointing gross margins led to this stock's decline. For MedImmune, the stock's negative return primarily resulted from the product launch of Flumist which was more expensive than expected to manufacture and met with disappointing initial demand. Finally, Tenet's poor return was mainly caused by the combined impact of debt issues and continued concerns regarding its success at cutting costs. Also dragging on performance during the period was Merck & Co. The stock's decline during the period was partly due to the decision to pull the drug Vioxx off of the market because of concerns over side effects.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE HEALTH CARE SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                               HEALTHCARE SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                               -----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
                                                                          10817.00                           10584.00
03/31/99                                                                  11659.00                           11111.00
                                                                          12297.00                           11895.00
09/30/99                                                                  11203.00                           11152.00
                                                                          12988.00                           12811.00
03/31/00                                                                  12937.00                           13104.00
                                                                          12352.00                           12756.00
09/30/00                                                                  12193.00                           12631.00
                                                                          11486.00                           11644.00
03/31/01                                                                  11357.00                           10264.00
                                                                          12430.00                           10864.00
09/30/01                                                                   9913.00                            9269.00
                                                                          11464.00                           10260.00
03/31/02                                                                  12440.00                           10288.00
                                                                          11576.00                            8909.00
09/30/02                                                                  10735.00                            7370.00
                                                                          11270.00                            7992.00
03/31/03                                                                  11379.00                            7740.00
                                                                          12499.00                            8931.00
09/30/03                                                                  11934.00                            9168.00
                                                                          12933.00                           10284.00
03/31/04                                                                  12869.00                           10458.00
                                                                          13204.00                           10638.00
09/30/04                                                                  12480.00                           10439.00

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

(Past performance is not indicative of future results.)
   PERFORMANCE AS OF SEPTEMBER 30, 2004

 --------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                        AVERAGE ANNUAL TOTAL RETURN
                           ----------------------------------------------------------------------------------------------
                            NET ASSET    MARKET     HEALTH CARE SELECT        NET ASSET    MARKET       HEALTH CARE
                              VALUE       VALUE        SECTOR INDEX             VALUE      VALUE    SELECT SECTOR INDEX
 --------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/04     4.57%      4.76%            4.87%                4.57%      4.76%           4.87%
 --------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED         25.93%     26.19%           27.00%                7.99%      8.06%           8.29%
    9/30/04
 --------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED          11.43%     11.58%           12.56%                2.19%      2.22%           2.39%
    9/30/04
 --------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION(1)        19.64%     19.97%           26.94%                3.15%      3.20%           4.22%
 --------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2004

    --------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        PFIZER,         JOHNSON & JOHNSON    MERCK & COMPANY,    AMGEN,          ELI LILLY
                          INC.            CO.                  INC.                INC.            AND CO.
    --------------------------------------------------------------------------------------------------------------------
       SHARES             4,464,981       1,755,163            1,311,151           748,632         668,560
    --------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $136,628,419    98,868,332           43,267,983          42,432,462      40,147,028
    --------------------------------------------------------------------------------------------------------------------
       % OF               16.89           12.22                5.35                5.24            4.96
       NET ASSETS
    --------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2004*

[PIE GRAPH]

Biotechnology                                                                     8.8
Health Care Equipment & Supplies                                                 18.7
Health Care Providers & Services                                                 15.9
Pharmaceuticals                                                                  56.6

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2004

    ------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -----------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -----------------------------------------------------------------------------------------
                2004
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/04         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/04         0             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2003
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02         1             1              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02         1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02         1             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01         1             0              0              10             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01         2             0              0               4             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01         2             1              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01         3             0              0               7             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00         4             0              0               5             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         0             0              0               8             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         2             0              0               7             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         2             1              0              10             1              0
    ------------------------------------------------------------------------------------------------------------------------------

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE INDUSTRIAL SELECT SECTOR SPDR FUND
The Industrial Select Sector SPDR Fund ("Fund") seeks to replicate the total return of the Industrial Select Sector of the S&P 500 Index. To accomplish this objective, the Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the twelve-month period ending September 30, 2004, the Fund had a return of 23.64% as compared to the Industrial Select Sector Index return of 24.02% and the total S&P 500 Index return of 13.87%.

Within the Industrial Select Sector SPDR Fund, three of the better performing stocks over the prior twelve months were Cummins, Inc., Textron, Inc., and Norfolk Southern Corp. In Cummins' case, the stock's positive return was mainly fueled by strong results in all of its business segments primarily in the engine division. For Textron, its gains were caused both by the positive trends in current earnings and continued growth in Cessna orders. Finally, Norfolk's solid return was a result of both increased sales and better success at managing expenses.

During the past twelve months, three of the worst performing stocks in this fund were Delta Air Lines, Inc., Power-One, Inc. and Southwest Airlines Co. Both Delta and Southwest were hurt by increasingly contentious labor negotiations, the continued depressed business travel environment, the rising fuel prices and the escalating threat of upstart low cost carriers. When compared to the low cost carriers, Delta's weaker competitive position was the primary cause of the return differential between these two firms. The primary cause of Power-One's poor performance was slower than expected sales which were mainly a result of hesitancy on the part of its business customers to invest in capital equipment.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE INDUSTRIAL SELECT SECTOR SPDR FUND

[LINE GRAPH]

                                                               INDUSTRIAL SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                               -----------------------------              -------------
12/16/98                                                                   10000                              10000
                                                                           10759                              10584
03/31/99                                                                   11010                              11111
                                                                           13153                              11895
09/30/99                                                                   12740                              11152
                                                                           13223                              12811
03/31/00                                                                   13001                              13104
                                                                           12786                              12756
09/30/00                                                                   13645                              12631
                                                                           14150                              11644
03/31/01                                                                   12030                              10264
                                                                           13194                              10864
09/30/01                                                                   10766                               9269
                                                                           12696                              10260
03/31/02                                                                   12498                              10288
                                                                           10986                               8909
09/30/02                                                                    9019                               7370
                                                                            9557                               7992
03/31/03                                                                    8996                               7740
                                                                           10448                               8931
09/30/03                                                                   10923                               9168
                                                                           12662                              10284
03/31/04                                                                   12534                              10458
                                                                           13587                              10638
09/30/04                                                                   13501                              10439

(Past performance is not indicative of future results.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2004

 ----------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                         AVERAGE ANNUAL TOTAL RETURN
                           ------------------------------------------------------------------------------------------------
                            NET ASSET     MARKET         INDUSTRIAL           NET ASSET     MARKET         INDUSTRIAL
                              VALUE       VALUE     SELECT SECTOR INDEX         VALUE       VALUE     SELECT SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/04    23.64%      23.54%           24.02%               23.64%      23.54%           24.02%
 ----------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED         25.39%      25.10%           26.62%                7.83%       7.75%            8.19%
    9/30/04
 ----------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED           5.94%       5.76%            7.75%                1.16%       1.13%            1.50%
    9/30/04
 ----------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION(1)        31.25%      31.46%           37.63%                4.82%       4.85%            5.69%
 ----------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2004

    ------------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL     UNITED PARCEL     3M CO.         TYCO              UNITED
                          ELECTRIC    SERVICE,                         INTERNATIONAL     TECHNOLOGIES
                          CO.         INC.                             LTD.              CORP.
    ------------------------------------------------------------------------------------------------------------
       SHARES                         544,571           381,948        987,682           252,831
                         3,717,798
    ------------------------------------------------------------------------------------------------------------
       MARKET VALUE                   41,343,831        30,544,382     30,282,330        23,609,359
                          $124,843,657
    ------------------------------------------------------------------------------------------------------------
       % OF               21.52       7.13              5.27           5.22              4.07
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2004*
[PIE CHART]

Aerospace & Defense                                                              18.8
Air Freight & Logistics                                                           9.9
Airlines                                                                            1
Building Products                                                                 2.2
Commercial Services & Supplies                                                   10.7
Construction & Engineering                                                        0.4
Electrical Equipment                                                              4.2
Industrial Conglomerates                                                         32.9
Machinery                                                                        14.7
Other Assets                                                                      0.1
Railroads                                                                         4.5
Trading Companies & Distributors                                                  0.6

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2004

 ------------------------------------------------------------------------------------------------------------------------------
                                        CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                              -----------------------------------------------------------------------------------------
                                  50-99         100-199          >200          50-99         100-199          >200
                                  BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                  POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                              -----------------------------------------------------------------------------------------
             2004
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/04         0             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/04         0             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/04         0             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2003
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/03         0             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/03         1             0              0               1             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/03         1             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/03         3             0              0               1             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2002
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/02         2             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/02         2             0              0               5             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/02         0             0              0               1             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/02         4             0              0               5             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2001
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/01         4             0              0               4             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/01         3             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/01         1             0              0               3             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/01         1             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2000
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/00         6             1              0               2             2              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/00         4             0              0               4             1              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/00         9             2              0               9             1              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/00         7             0              0               2             0              0
 ------------------------------------------------------------------------------------------------------------------------------

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE MATERIALS SELECT SECTOR SPDR FUND
The Materials Select Sector SPDR Fund ("Fund") seeks to replicate the total return of the Materials Select Sector of the S&P 500 Index. To accomplish this objective, the Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the twelve-month period ending September 30, 2004, the Fund returned 28.35% as compared to the Materials Select Sector Index return of 28.77% and the total S&P 500 Index return of 13.87%

The best performing stock for the period was Allegheny Technologies, Inc. Other names that were strong contributors included United States Steel Corp. and Louisiana-Pacific Corp. Rising steel prices have contributed to higher profit outlooks for US steel producers including US Steel Corp. and Allegheny Technologies, Inc. Rising demand for steel and the strong interest from Chinese companies has kept steel prices high through much of 2004. Allegheny Technologies had also initiated a series of cost cutting measures designed to save $200 million a year. Louisiana-Pacific benefited from the high demand and pricing of forest products with lumber prices rising 75 percent from 2003.

The worst performing stocks in the Materials Select Sector were Sealed Air Corp. and Du Pont (E.I.) de Nemours and Co. Sealed Air Corp. experienced uncertainty regarding asbestos litigation claims from the acquisition of a W.R. Grace business. Du Pont shares were affected by the rising cost of oil and natural gas, used to run plants and ingredients in the production of chemicals.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE MATERIALS SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                                MATERIALS SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                                ----------------------------              -------------
12/16/98                                                                   10000                              10000
                                                                           10429                              10584
03/31/99                                                                   10567                              11111
                                                                           12639                              11895
09/30/99                                                                   11559                              11152
                                                                           12949                              12811
03/31/00                                                                   11342                              13104
                                                                            9749                              12756
09/30/00                                                                    8961                              12631
                                                                           10969                              11644
03/31/01                                                                   10341                              10264
                                                                           11387                              10864
09/30/01                                                                   10039                               9269
                                                                           11260                              10260
03/31/02                                                                   12429                              10288
                                                                           12206                               8909
09/30/02                                                                    9412                               7370
                                                                           10613                               7992
03/31/03                                                                    9845                               7740
                                                                           11185                               8931
09/30/03                                                                   11865                               9168
                                                                           14594                              10284
03/31/04                                                                   14339                              10458
                                                                           14728                              10638
09/30/04                                                                   15221                              10439

(Past performance is not indicative of future results.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2004

 --------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                        AVERAGE ANNUAL TOTAL RETURN
                           ----------------------------------------------------------------------------------------------
                            NET ASSET    MARKET         MATERIALS            NET ASSET    MARKET         MATERIALS
                              VALUE       VALUE    SELECT SECTOR INDEX         VALUE       VALUE    SELECT SECTOR INDEX
 --------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/04    28.35%     28.58%           28.77%               28.35%     28.58%           28.77%
 --------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED         51.64%     52.70%           53.15%               14.89%     15.15%           15.27%
    9/30/04
 --------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED          31.67%     30.69%           34.26%                5.66%      5.50%            6.07%
    9/30/04
 --------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION(1)        51.42%     51.48%           55.53%                7.45%      7.46%            7.95%
 --------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2004

    ------------------------------------------------------------------------------------------------------
       DESCRIPTION        DU PONT         DOW          ALCOA,       INTERNATIONAL    NEWMONT
                          (E.I.)          CHEMICAL     INC.         PAPER CO.        MINING
                          DE NEMOURS &    CO.                                        CORP.
                          CO.
    ------------------------------------------------------------------------------------------------------
       SHARES             2,023,375       1,904,749    1,765,115    985,867          764,126
    ------------------------------------------------------------------------------------------------------
       MARKET VALUE       $86,600,450                               39,838,886       34,790,657
                                         86,056,560   59,290,213
    ------------------------------------------------------------------------------------------------------
       % OF               13.13           13.05        8.99         6.04             5.27
       NET ASSETS
    ------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2004*
(PIE CHART)

Chemicals                                                                        51.8
Construction Materials                                                            1.6
Containers & Packaging                                                            5.8
Metals & Mining                                                                  24.2
Other Assets                                                                      0.1
Paper & Forest Products                                                          16.5

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2004

    -----------------------------------------------------------------------------------------------------------------------------
                                          CLOSING PRICE ABOVE NAV                        CLOSING PRICE BELOW NAV
                                 ----------------------------------------------------------------------------------------
                                     50-99        100-199        >200               50-99        100-199        >200
                                     BASIS         BASIS         BASIS              BASIS         BASIS         BASIS
                                    POINTS        POINTS        POINTS             POINTS        POINTS        POINTS
                                 ----------------------------------------------------------------------------------------
                2004
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2003
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2002
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        2             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        0             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        1             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2001
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        1             1             0                  8             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        3             0             0                 11             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        0             0             0                  8             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        6             0             0                  7             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2000
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        9             1             0                  5             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        7             1             0                  4             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        9             1             0                  6             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00       13             2             0                  3             1             0
    -----------------------------------------------------------------------------------------------------------------------------

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE TECHNOLOGY SELECT SECTOR SPDR FUND
The Technology Select Sector SPDR Fund ("Fund") seeks to replicate the total return of the Technology Select Sector of the S&P 500 Index. To accomplish this objective, the Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the Technology Select Sector Index. For the twelve-month period ending September 30, 2004, the Fund returned 5.37% as compared to the Technology Select Sector Index return of 5.65% and the total S&P 500 Index return of 13.87%.

The Technology Sector lagged the broader S&P 500 Index over the past twelve months primarily due to weaknesses in the semiconductor industry. With lowered sales outlooks, reports of inventory buildups, and a perception that the industry has already passed its cyclical peak, the group together detracted approximately 3% from the return of the sector. LSI Logic Corp., Applied Micro Circuits Corp., PMC-Sierra, Inc., Teradyne, Inc. and Intel Corp., led the semiconductor group downward. Software companies such as VERITAS Software Corp., Mercury Interactive Corp., and Siebel Systems, Inc., also weighed on the sector's return during the period primarily due to missed earnings and weakening customer demand.

Telecommunications companies and communications equipment manufacturers were the largest positive contributors to the sector's performance over the past twelve months. Even with growth in traditional wireline services slowing, consumer spending on bundled communications services, which includes wireline, wireless, internet, and cable or satellite television, has been climbing. Citizen's Communications Co., Sprint Corp., Verizon Communications, Inc. and SBC Communications, Inc. led the way in this group. The manufacturers of related communications equipment benefited from this environment as well, with QUALCOMM, Inc., Motorola, Inc., and Lucent Technologies, Inc., all posting strong returns.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE TECHNOLOGY SELECT SECTOR SPDR FUND

[LINE GRAPH]

                                                               TECHNOLOGY SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                               -----------------------------              -------------
12/16/98                                                                   10000                              10000
                                                                           10851                              10584
03/31/99                                                                   12189                              11111
                                                                           13445                              11895
09/30/99                                                                   13700                              11152
                                                                           18011                              12811
03/31/00                                                                   20021                              13104
                                                                           17985                              12756
09/30/00                                                                   15435                              12631
                                                                           10410                              11644
03/31/01                                                                    8255                              10264
                                                                            9253                              10864
09/30/01                                                                    6373                               9269
                                                                            8020                              10260
03/31/02                                                                    7226                              10288
                                                                            5277                               8909
09/30/02                                                                    3933                               7370
                                                                            4940                               7992
03/31/03                                                                    4779                               7740
                                                                            5677                               8931
09/30/03                                                                    6083                               9168
                                                                            6869                              10284
03/31/04                                                                    6784                              10458
                                                                            6928                              10638
09/30/04                                                                    6410                              10439

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

(Past performance is not indicative of future results.)
   PERFORMANCE AS OF SEPTEMBER 30, 2004

 ----------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                         AVERAGE ANNUAL TOTAL RETURN
                           ------------------------------------------------------------------------------------------------
                            NET ASSET     MARKET         TECHNOLOGY           NET ASSET     MARKET         TECHNOLOGY
                              VALUE       VALUE     SELECT SECTOR INDEX         VALUE       VALUE     SELECT SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/04     5.37%       5.29%            5.65%                5.37%       5.29%            5.65%
 ----------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED          0.58%       0.27%            1.39%                0.19%       0.09%            0.46%
    9/30/04
 ----------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED         -53.22%     -53.21%          -52.59%              -14.09%     -14.09%          -13.87%
    9/30/04
 ----------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION(1)       -39.76%     -39.77%          -34.97%               -8.41%      -8.41%           -7.18%
 ----------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2004

    -----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        MICROSOFT        INTERNATIONAL         INTEL          CISCO SYSTEMS,    VERIZON
                          CORP.            BUSINESS MACHINES     CORP.          INC.              COMMUNICATIONS,
                                           CORP.                                                  INC.
    -----------------------------------------------------------------------------------------------------------------------
       SHARES             4,999,944        770,402               2,949,994      3,109,804         1,273,121
    -----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $138,248,452     66,054,267            59,176,880     56,287,452        50,135,505
    -----------------------------------------------------------------------------------------------------------------------
       % OF               14.77            7.06                  6.32           6.01              5.36
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2004*
[PIE CHART]

Communications Equipment                                                         14.4
Computers & Peripherals                                                          18.4
Electronic Equipment & Instruments                                                1.9
Diversified Telecommunication Services                                           14.7
Other Assets                                                                      0.1
Semiconductor Equipment & Products                                                 15
Information Services                                                                6
Internet Software & Services                                                      2.3
Software                                                                         23.2
Office Electronics                                                                0.6
Wireless Telecommunication Services                                               3.4

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2004

    ------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -----------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -----------------------------------------------------------------------------------------
                2004
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/04        1              0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/04        0              0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/04        0              0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2003
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/03        0              0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03        0              0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03        0              0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        0              0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        0              0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        0              0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0              0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        0              0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        1              0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        1              1              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        1              1              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        1              0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        1              0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        1              0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        1              0              1               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        1              0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE UTILITIES SELECT SECTOR SPDR FUND
The Utilities Select Sector SPDR Fund ("Fund") seeks to replicate the total return of the Utilities Select Sector of the S&P 500 Index. To accomplish this, the Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the twelve-month period ending September 30, 2004, the Fund had a return of 19.13% as compared to the Utilities Select Sector Index return of 19.59% and the total S&P 500 Index return of 13.87%.

Within this fund, three of the better performing stocks over the prior twelve months were TXU Corp, Allegheny Energy, Inc. and AES Corp. TXU's strong return was primarily caused by improved cost controls and the ongoing successful restructuring of the company's debt burden. Similarly, Allegheny Energy, Inc. was able to post a positive return in part due to its continued progress in restructuring its existing obligations. Finally, AES Corp's positive performance was mainly a function of its significant improvements in sales and gross margins.

During the past twelve months, three of the worst performing stocks in the Fund were Calpine Corp, Progress Energy, Inc. and TECO Energy, Inc. Calpine was hurt by both an earnings shortfall and questions regarding a debt refinancing. In Progress' case, the lackluster return resulted both from higher operating expenses and lower wholesale sales. For Teco, its tepid return reflects its continued efforts at restructuring the firm towards its core business areas.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE UTILITIES SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                                UTILITIES SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                                ----------------------------              -------------
12/16/98                                                                   10000                              10000
                                                                           10369                              10584
03/31/99                                                                    9239                              11111
                                                                           10818                              11895
09/30/99                                                                   10366                              11152
                                                                           10022                              12811
03/31/00                                                                    9490                              13104
                                                                            9789                              12756
09/30/00                                                                   11731                              12631
                                                                           12223                              11644
03/31/01                                                                   11704                              10264
                                                                           11625                              10864
09/30/01                                                                   11073                               9269
                                                                           10627                              10260
03/31/02                                                                   10749                              10288
                                                                            9393                               8909
09/30/02                                                                    7293                               7370
                                                                            7639                               7992
03/31/03                                                                    7394                               7740
                                                                            8955                               8931
09/30/03                                                                    8913                               9168
                                                                            9611                              10284
03/31/04                                                                   10095                              10458
                                                                            9960                              10638
09/30/04                                                                   10620                              10439

(Past performance is not indicative of future results.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2004

 --------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                        AVERAGE ANNUAL TOTAL RETURN
                           ----------------------------------------------------------------------------------------------
                            NET ASSET    MARKET         UTILITIES            NET ASSET    MARKET         UTILITIES
                              VALUE       VALUE    SELECT SECTOR INDEX         VALUE       VALUE    SELECT SECTOR INDEX
 --------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/04    19.13%     18.31%           19.59%               19.13%     18.31%           19.59%
 --------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED         -4.17%     -4.04%           -3.20%               -1.41%     -1.37%           -1.08%
    9/30/04
 --------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED           2.45%      1.37%            3.81%                0.49%      0.27%            0.75%
    9/30/04
 --------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION(1)         3.93%      3.24%            7.20%                0.67%      0.55%            1.21%
 --------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2004

 --------------------------------------------------------------------------------------------------------------
    DESCRIPTION        EXELON         SOUTHERN       DOMINION              DUKE ENERGY    TXU
                       CORP.          CO.            RESOURCES,            CORP.          CORP.
                                                     INC.
 --------------------------------------------------------------------------------------------------------------
    SHARES             2,791,293      3,121,232      1,396,270             3,965,209      1,254,970
 --------------------------------------------------------------------------------------------------------------
    MARKET VALUE                      93,574,535     91,106,617            90,763,634     60,138,162
                      $102,412,540
 --------------------------------------------------------------------------------------------------------------
    % OF               8.06           7.37           7.17                  7.15           4.73
    NET ASSETS
 --------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2004*
   [PIE CHART]

Electric Utilities                                                               76.1
Gas Utilities                                                                     7.8
Multi-Utilities & Unregulated Power                                              16.1

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2004

 ------------------------------------------------------------------------------------------------------------------------------
                                        CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                              -----------------------------------------------------------------------------------------
                                  50-99         100-199          >200          50-99         100-199          >200
                                  BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                  POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                              -----------------------------------------------------------------------------------------
             2004
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/04         0             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/04         0             0              0               1             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/04         0             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2003
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/03         0             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/03         1             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/03         0             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/03         5             0              0               1             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2002
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/02         4             0              0               2             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/02         2             0              0               3             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/02         0             0              0               1             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/02         2             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2001
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/01         2             0              0               4             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/01         3             0              0               3             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/01         0             0              0               3             1              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/01         1             1              0               8             1              0
 ------------------------------------------------------------------------------------------------------------------------------
             2000
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/00         1             0              0               6             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/00         2             1              0               1             1              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/00         2             1              0               6             2              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/00         6             0              0              11             1              0
 ------------------------------------------------------------------------------------------------------------------------------

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
COMMON STOCKS -- 100.0%
AUTO COMPONENTS -- 2.0%
Cooper Tire & Rubber Co. ...........     16,405   $    330,889
Dana Corp. .........................     32,769        579,684
Delphi Corp. .......................    123,342      1,145,847
Goodyear Tire & Rubber Co. (The)
  (a)...............................     38,825        416,980
Johnson Controls, Inc. .............     42,097      2,391,531
Visteon Corp. ......................     28,458        227,379
                                                  ------------
                                                     5,092,310
                                                  ------------
AUTOMOBILES -- 5.8%
Ford Motor Co. .....................    404,374      5,681,455
General Motors Corp. ...............    124,774      5,300,399
Harley-Davidson, Inc. ..............     65,247      3,878,282
                                                  ------------
                                                    14,860,136
                                                  ------------
DISTRIBUTORS -- 0.6%
Genuine Parts Co. ..................     38,708      1,485,613
                                                  ------------
HOTELS RESTAURANTS & LEISURE -- 13.0%
Carnival Corp. .....................    139,899      6,615,824
Darden Restaurants, Inc. ...........     34,850        812,702
Harrah's Entertainment, Inc. .......     24,889      1,318,619
Hilton Hotels Corp. ................     85,082      1,602,945
International Game Technology.......     76,157      2,737,844
Marriott International, Inc. .......     50,639      2,631,202
McDonald's Corp. ...................    277,621      7,781,717
Starbucks Corp. (a).................     87,848      3,993,570
Starwood Hotels & Resorts Worldwide,
  Inc. .............................     45,992      2,134,949
Wendy's International, Inc. ........     25,141        844,737
Yum Brands, Inc. ...................     64,239      2,611,958
                                                  ------------
                                                    33,086,067
                                                  ------------
HOUSEHOLD DURABLES -- 4.9%
Black & Decker Corp. ...............     17,747      1,374,328
Centex Corp. .......................     27,258      1,375,439
Fortune Brands, Inc. ...............     31,866      2,360,952
KB HOME.............................     10,267        867,459
Leggett & Platt, Inc. ..............     42,308      1,188,855
Maytag Corp. .......................     17,326        318,278
Newell Rubbermaid, Inc. ............     60,504      1,212,500
Pulte Homes, Inc. ..................     28,103      1,724,681
Snap-on, Inc. ......................     12,871        354,725
Stanley Works (The).................     17,976        764,519
Whirlpool Corp. ....................     14,659        880,859
                                                  ------------
                                                    12,422,595
                                                  ------------
INTERNET & CATALOG RETAIL -- 5.3%
eBay, Inc. (a)......................    146,127     13,434,917
                                                  ------------
LEISURE EQUIPMENT & PRODUCTS -- 2.1%
Brunswick Corp. ....................     21,096        965,353
Eastman Kodak Co. ..................     63,108      2,033,340
Hasbro, Inc. .......................     38,861        730,587
Mattel, Inc. .......................     91,520      1,659,257
                                                  ------------
                                                     5,388,537
                                                  ------------
MEDIA -- 30.9%
Clear Channel Communications,
  Inc. .............................    130,374      4,063,758
Comcast Corp. (Class A) (a).........    494,078     13,952,763

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
MEDIA -- (CONTINUED)
Disney (Walt) Co. (The).............    454,083   $ 10,239,572
Dow Jones & Co., Inc. ..............     17,991        730,614
Gannett Co., Inc. ..................     58,843      4,928,690
Interpublic Group of Companies, Inc.
  (a)...............................     93,313        988,185
Knight-Ridder, Inc. ................     17,099      1,119,130
McGraw-Hill Cos., Inc. (The)........     41,927      3,341,163
Meredith Corp. .....................     11,058        568,160
New York Times Co. (The) (Class
  A)................................     32,421      1,267,661
Omnicom Group, Inc. ................     41,356      3,021,469
Time Warner, Inc. (a)...............  1,010,637     16,311,681
Tribune Co. ........................     70,350      2,894,902
Univision Communications, Inc.
  (Class A) (a).....................     71,202      2,250,695
Viacom, Inc. .......................    383,484     12,869,723
                                                  ------------
                                                    78,548,166
                                                  ------------
MULTI-LINE RETAIL -- 9.7%
Big Lots, Inc. (a)..................     25,581        312,856
Dillard's, Inc. (Class A)...........     18,456        364,321
Dollar General Corp. ...............     72,689      1,464,683
Family Dollar Stores, Inc. .........     37,240      1,009,204
Federated Department Stores,
  Inc. .............................     39,587      1,798,437
J.C. Penney Co., Inc. (Holding
  Co.)..............................     63,663      2,246,031
Kohl's Corp. (a)....................     75,550      3,640,754
May Department Stores Co. ..........     64,425      1,651,213
Nordstrom, Inc. ....................     31,057      1,187,620
Sears, Roebuck & Co. ...............     46,881      1,868,208
Target Corp. .......................    199,688      9,035,882
                                                  ------------
                                                    24,579,209
                                                  ------------
SPECIALTY RETAIL -- 21.8%
AutoNation, Inc. (a)................     58,886      1,005,773
AutoZone, Inc. (a)..................     18,348      1,417,383
Bed Bath & Beyond, Inc. (a).........     66,387      2,463,622
Best Buy Co., Inc. .................     71,845      3,896,873
Boise Cascade Corp. ................     19,319        642,936
Circuit City Stores, Inc. ..........     43,727        670,772
Gap, Inc. (The).....................    199,769      3,735,680
Home Depot, Inc. ...................    485,188     19,019,370
Limited Brands......................    104,405      2,327,187
Lowe's Companies, Inc. .............    172,334      9,366,353
Office Depot, Inc. (a)..............     68,910      1,035,717
RadioShack Corp. ...................     35,454      1,015,403
Sherwin-Williams Co. (The)..........     31,560      1,387,378
Staples, Inc. ......................    109,989      3,279,872
Tiffany & Co. ......................     32,266        991,857
TJX Cos., Inc. (The)................    108,012      2,380,584
Toys "R" Us, Inc. (a)...............     47,079        835,181
                                                  ------------
                                                    55,471,941
                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS -- 3.9%
Coach, Inc. (a).....................     41,584      1,763,993
Jones Apparel Group, Inc. ..........     27,589        987,686
Liz Claiborne, Inc. ................     23,780        896,982
NIKE, Inc. (Class B)................     58,139      4,581,353

See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
TEXTILES, APPAREL & LUXURY GOODS -- (CONTINUED)
Reebok International Ltd. ..........     13,272   $    487,348
V.F. Corp. .........................     24,384      1,205,789
                                                  ------------
                                                     9,923,151
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $268,283,507)...............               254,292,642
                                                  ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class
  Prime Fund (Cost $609,825)........    609,825        609,825
                                                  ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $268,893,332)...............               254,902,467
OTHER ASSETS AND
  LIABILITIES -- (0.2)%.............                  (471,039)
                                                  ------------
NET ASSETS -- 100.0%................              $254,431,428
                                                  ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
COMMON STOCKS -- 99.8%
BEVERAGES -- 20.0%
Adolph Coors Co. (Class B)..........     43,763   $  2,972,383
Anheuser-Busch Cos., Inc. ..........    470,099     23,481,445
Brown-Forman Corp. (Class B)........     99,706      4,566,535
Coca-Cola Co. (The).................  1,332,594     53,370,389
Coca-Cola Enterprises, Inc. ........    324,411      6,131,368
Pepsi Bottling Group, Inc. (The)....    190,452      5,170,772
PepsiCo, Inc. ......................    572,043     27,829,892
                                                  ------------
                                                   123,522,784
                                                  ------------
FOOD & DRUG RETAILING -- 33.3%
Albertson's, Inc. ..................    272,508      6,521,116
Costco Wholesale Corp. .............    295,516     12,281,645
CVS Corp. ..........................    263,620     11,106,311
Kroger Co. (a)......................    500,807      7,772,525
Safeway, Inc. (a)...................    322,489      6,227,262
Supervalu, Inc. ....................    129,749      3,574,585
Sysco Corp. ........................    390,424     11,681,486
Wal-Mart Stores, Inc. ..............  2,329,763    123,943,392
Walgreen Co. .......................    609,281     21,830,538
Winn-Dixie Stores, Inc. ............    282,885        874,115
                                                  ------------
                                                   205,812,975
                                                  ------------
FOOD PRODUCTS -- 14.3%
Archer-Daniels-Midland Co. .........    450,057      7,641,968
Campbell Soup Co. ..................    282,216      7,419,459
ConAgra Foods, Inc. ................    347,040      8,922,398
General Mills, Inc. ................    242,820     10,902,618
H.J. Heinz Co. .....................    233,732      8,419,027
Hershey Foods Corp. ................    170,834      7,979,656
Kellogg Co. ........................    267,205     11,398,965
McCormick & Co., Inc. ..............    122,586      4,209,603
Sara Lee Corp. .....................    506,975     11,589,449
Wm. Wrigley Jr., Co. ...............    149,985      9,495,550
                                                  ------------
                                                    87,978,693
                                                  ------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
HOUSEHOLD PRODUCTS -- 19.0%
Clorox Co. .........................    149,066   $  7,945,218
Colgate-Palmolive Co. ..............    319,610     14,439,980
Kimberly-Clark Corp. ...............    295,996     19,118,382
Procter & Gamble Co. ...............  1,396,038     75,553,576
                                                  ------------
                                                   117,057,156
                                                  ------------
PERSONAL PRODUCTS -- 6.7%
Alberto-Culver Co. (Class B)........     85,149      3,702,279
Avon Products, Inc. ................    300,984     13,146,981
Gillette Co. .......................    589,949     24,624,471
                                                  ------------
                                                    41,473,731
                                                  ------------
TOBACCO -- 6.5%
Altria Group, Inc. .................    551,388     25,937,291
Reynolds American, Inc. ............    126,923      8,635,841
UST, Inc. ..........................    133,704      5,382,923
                                                  ------------
                                                    39,956,055
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $641,188,059)...............               615,801,394
                                                  ------------
SHORT TERM INVESTMENTS -- 0.5%
MONEY MARKET FUND -- 0.5%
AIM Short Term Investment Class
  Prime Fund (Cost $3,049,681)......  3,049,681      3,049,681
                                                  ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $644,237,740)...............               618,851,075
OTHER ASSETS AND
  LIABILITIES -- (0.3)%.............                (1,614,169)
                                                  ------------
NET ASSETS -- 100.0%................              $617,236,906
                                                  ============

(a) Non-income producing income

See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
COMMON STOCK -- 99.9%
ENERGY EQUIPMENT & SERVICES -- 19.3%
Baker Hughes, Inc. .................    966,897   $   42,272,737
BJ Services Co. (a).................    597,294       31,304,179
Halliburton Co. ....................  1,246,112       41,981,513
Nabors Industries Ltd. (a)..........    556,601       26,355,057
Noble Corp. (a).....................    571,671       25,696,611
Rowan Cos., Inc. (a)................    788,820       20,824,848
Schlumberger Ltd. ..................    846,265       56,962,097
Transocean, Inc. (a)................  1,031,293       36,899,664
                                                  --------------
                                                     282,296,706
                                                  --------------
OIL AND GAS SERVICES -- 80.6%
Amerada Hess Corp. .................    367,133       32,674,837
Anadarko Petroleum Corp. ...........    704,059       46,721,355
Apache Corp. .......................    902,121       45,205,283
Ashland, Inc. ......................    403,317       22,618,017
Burlington Resources, Inc. .........  1,138,263       46,441,131
ChevronTexaco Corp. ................  4,216,424      226,168,983
ConocoPhillips......................  1,444,624      119,687,099
Devon Energy Corp. .................    679,113       48,223,814
El Paso Corp. ......................  1,192,657       10,960,518
EOG Resources, Inc. ................    503,295       33,141,976
Exxon Mobil Corp. ..................  6,314,031      305,157,118
Kerr-McGee Corp. ...................    649,633       37,191,489

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
OIL AND GAS SERVICES -- (CONTINUED)
Kinder Morgan, Inc. ................    230,855   $   14,502,311
Marathon Oil Corp. .................  1,037,791       42,840,013
Occidental Petroleum Corp. .........  1,011,843       56,592,379
Sunoco, Inc. .......................    337,844       24,993,699
Unocal Corp. .......................    835,629       35,932,047
Valero Energy Corp. ................    237,917       19,083,323
Williams Cos., Inc. (The)...........    966,960       11,700,216
                                                  --------------
                                                   1,179,835,608
                                                  --------------
TOTAL COMMON STOCK --
  (Cost $1,273,128,870).............               1,462,132,314
                                                  --------------
SHORT TERM INVESTMENTS -- 0.5%
MONEY MARKET FUND -- 0.5%
AIM Short Term Investment Class
  Prime Fund (Cost $6,357,393)......  6,357,393        6,357,393
                                                  --------------
TOTAL INVESTMENTS -- 100.4%
  (Cost $1,279,486,263).............               1,468,489,707
OTHER ASSETS AND
  LIABILITIES -- (0.4)%.............                  (5,256,567)
                                                  --------------
NET ASSETS -- 100.0%................              $1,463,233,140
                                                  ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 99.9%
BANKS -- 33.8%
AmSouth Bancorp....................      163,573   $  3,991,181
Bank of America Corp. .............    1,876,398     81,304,325
Bank of New York Co., Inc. (The)...      358,016     10,443,327
BB&T Corp. ........................      255,116     10,125,554
Comerica, Inc. ....................       78,608      4,665,385
Fifth Third Bancorp................      262,463     12,918,429
First Horizon National Corp. ......       57,137      2,477,460
Golden West Financial Corp. .......       70,922      7,868,796
Huntington Bancshares, Inc. .......      106,078      2,642,403
KeyCorp............................      186,760      5,901,616
M & T Bank Corp. ..................       53,669      5,136,123
Marshall & Ilsley Corp. ...........      102,628      4,135,908
Mellon Financial Corp. ............      197,157      5,459,277
National City Corp. ...............      305,034     11,780,413
North Fork Bancorporation, Inc. ...      143,899      6,396,311
Northern Trust Corp. ..............      101,756      4,151,645
PNC Financial Services Group.......      130,953      7,084,557
Regions Financial Corp. ...........      214,278      7,084,031
SouthTrust Corp. ..................      152,447      6,350,942
Sovereign Bancorp, Inc. ...........      158,324      3,454,630
SunTrust Banks, Inc. ..............      165,286     11,637,787
Synovus Financial Corp. ...........      140,893      3,684,352
U.S. Bancorp.......................      866,226     25,033,932
Wachovia Corp. ....................      603,578     28,337,987
Washington Mutual, Inc. ...........      401,877     15,705,353
Wells Fargo & Co. .................      778,800     46,439,844
Zions Bancorp......................       41,261      2,518,572
                                                   ------------
                                                    336,730,140
                                                   ------------
DIVERSIFIED FINANCIALS -- 41.5%
American Express Co. ..............      584,468     30,076,723
Bear Stearns Cos., Inc. ...........       47,263      4,545,283
Capital One Financial Corp. .......      111,353      8,228,987
Charles Schwab Corp. (The).........      630,842      5,797,438
Citigroup, Inc. ...................    2,389,949    105,444,550
Countrywide Financial Corp. .......      259,468     10,220,444
E*Trade Financial Corp. (a)........      169,874      1,939,961
Fannie Mae.........................      446,170     28,287,178
Federated Investors, Inc. (Class
  B)...............................       49,767      1,415,373
Franklin Resources, Inc. ..........      115,585      6,445,020
Freddie Mac........................      316,559     20,652,309
Goldman Sachs Group, Inc. .........      223,888     20,875,317
Janus Capital Group, Inc. .........      111,041      1,511,268
JPMorgan Chase & Co. ..............    1,643,008     65,276,708
Lehman Brothers Holdings, Inc. ....      124,812      9,950,013
MBNA Corp. ........................      588,439     14,828,663
Merrill Lynch & Co., Inc. .........      432,966     21,527,069
Moody's Corp. .....................       67,922      4,975,286
Morgan Stanley Dean Witter &
  Co. .............................      506,294     24,960,294
Principal Financial Group..........      145,303      5,226,549
Providian Financial Corp. (a)......      134,078      2,083,572
SLM Corp. .........................      200,535      8,943,861
State Street Corp. ................      156,025      6,663,828
T. Rowe Price Group, Inc. .........       58,538      2,981,926
                                                   ------------
                                                    412,857,620
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
INSURANCE -- 22.4%
ACE Ltd. ..........................      130,835   $  5,241,250
AFLAC, Inc. .......................      233,281      9,146,948
Allstate Corp. ....................      319,148     15,315,913
Ambac Financial Group, Inc. .......       50,084      4,004,216
American International Group,
  Inc. ............................    1,201,916     81,718,269
Aon Corp. .........................      145,696      4,187,303
Chubb Corp. .......................       88,062      6,188,997
Cincinnati Financial Corp. ........       77,869      3,209,760
Hartford Financial Services Group,
  Inc. (The).......................      135,669      8,401,981
Jefferson-Pilot Corp. .............       62,381      3,097,840
Lincoln National Corp. ............       80,544      3,785,568
Loews Corp. .......................       85,646      5,010,291
Marsh & McLennan Cos., Inc. .......      239,619     10,964,965
MBIA, Inc. ........................       66,667      3,880,686
MetLife, Inc. .....................      345,418     13,350,406
MGIC Investment Corp. .............       45,902      3,054,778
Progressive Corp. (The)............       99,834      8,460,932
Prudential Financial, Inc. ........      238,859     11,235,927
SAFECO Corp. ......................       58,517      2,671,301
St. Paul Travelers Cos., Inc.
  (The)............................      309,779     10,241,294
Torchmark Corp. ...................       51,272      2,726,645
UnumProvident Corp. ...............      137,388      2,155,618
XL Capital Ltd. ...................       63,875      4,726,111
                                                   ------------
                                                    222,776,999
                                                   ------------
REAL ESTATE -- 2.2%
Apartment Investment & Management
  Co. (Class A)....................       43,535      1,514,147
Equity Office Properties Trust.....      186,542      5,083,270
Equity Residential Properties
  Trust............................      130,148      4,034,588
Plum Creek Timber Co., Inc. .......       84,741      2,968,477
ProLogis...........................       83,795      2,952,936
Simon Property Group, Inc. ........       96,205      5,159,474
                                                   ------------
                                                     21,712,892
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $1,053,972,461)............                 994,077,651
                                                   ------------
SHORT TERM INVESTMENTS -- 0.6%
MONEY MARKET FUND -- 0.6%
AIM Short Term Investment Class
  Prime Fund (Cost $5,720,785).....    5,720,785      5,720,785
                                                   ------------
TOTAL INVESTMENTS -- 100.5%
  (Cost $1,059,693,246)............                 999,798,436
OTHER ASSETS AND
  LIABILITIES -- (0.5)%............                  (4,562,673)
                                                   ------------
NET ASSETS -- 100.0%...............                $995,235,763
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 100.0%
BIOTECHNOLOGY -- 8.8%
Amgen, Inc. (a)......................    748,632   $ 42,432,462
Biogen Idec, Inc. (a)................    205,011     12,540,523
Chiron Corp. (a).....................    114,425      5,057,585
Genzyme Corp. (a)....................    137,052      7,456,999
MedImmune, Inc. (a)..................    153,078      3,627,949
                                                   ------------
                                                     71,115,518
                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 18.7%
Applera Corp. -- Applied Biosystems
  Group..............................    127,232      2,400,868
Bausch & Lomb, Inc. .................     34,482      2,291,329
Baxter International, Inc. ..........    366,996     11,802,591
Becton, Dickinson and Co. ...........    153,466      7,934,192
Biomet, Inc. ........................    154,639      7,249,476
Boston Scientific Corp. (a)..........    502,716     19,972,907
C.R. Bard, Inc. .....................     65,905      3,732,200
Fisher Scientific International, Inc.
  (a)................................     67,280      3,924,442
Guidant Corp. .......................    187,735     12,398,020
Hospira, Inc. (a)....................     92,037      2,816,332
Medtronic, Inc. .....................    718,670     37,298,973
Millipore Corp. (a)..................     33,163      1,586,850
PerkinElmer, Inc. ...................     75,640      1,302,521
St. Jude Medical, Inc. (a)...........    106,631      8,026,115
Stryker Corp. .......................    240,048     11,541,508
Thermo Electron Corp. (a)............     97,832      2,643,421
Waters Corp. (a).....................     70,484      3,108,344
Zimmer Holdings, Inc. (a)............    147,267     11,639,984
                                                   ------------
                                                    151,670,073
                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 15.9%
Aetna, Inc. .........................     93,234      9,316,874
AmerisourceBergen Corp. .............     69,034      3,707,816
Anthem, Inc. (a).....................     84,719      7,391,733
Cardinal Health, Inc. ...............    256,513     11,227,574
Caremark Rx, Inc. (a)................    275,584      8,837,979
CIGNA Corp. .........................     84,120      5,857,275
Express Scripts, Inc. (Class A)
  (a)................................     48,673      3,180,294
HCA, Inc. ...........................    290,199     11,071,092
Health Management Associates,
  Inc. ..............................    150,849      3,081,845
Humana, Inc. (a).....................    103,045      2,058,839

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
IMS Health, Inc. ....................    145,661   $  3,484,211
Manor Care, Inc. ....................     57,609      1,725,966
McKesson Corp. ......................    177,961      4,564,700
Medco Health Solutions, Inc. (a).....    164,486      5,082,617
Quest Diagnostics, Inc. .............     63,426      5,595,442
Tenet Healthcare Corp. (a)...........    286,155      3,087,612
UnitedHealth Group, Inc. ............    397,271     29,294,763
Wellpoint Health Networks, Inc.
  (a)................................     94,588      9,940,253
                                                   ------------
                                                    128,506,885
                                                   ------------
PHARMACEUTICALS -- 56.6%
Abbott Laboratories..................    782,488     33,146,192
Allergan, Inc. ......................     79,699      5,782,162
Bristol-Myers Squibb Co. ............  1,156,061     27,363,964
Eli Lilly and Co. ...................    668,560     40,147,028
Forest Laboratories, Inc. (a)........    220,782      9,930,774
Gilead Sciences, Inc. (a)............    252,868      9,452,206
Johnson & Johnson....................  1,755,163     98,868,332
King Pharmaceuticals, Inc. (a).......    154,239      1,841,614
Merck & Co., Inc. ...................  1,311,151     43,267,983
Mylan Laboratories, Inc. ............    159,732      2,875,176
Pfizer, Inc. ........................  4,464,981    136,628,419
Schering-Plough Corp. ...............    877,875     16,732,297
Watson Pharmaceuticals, Inc. (a).....     68,123      2,006,903
Wyeth................................    792,608     29,643,539
                                                   ------------
                                                    457,686,589
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $837,610,028)................               808,979,065
                                                   ------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class Prime
  Fund (Cost $2,219,963).............  2,219,963      2,219,963
                                                   ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $839,829,991)................               811,199,028
OTHER ASSETS AND LIABILITIES --
  (0.3)%.............................                (2,030,731)
                                                   ------------
NET ASSETS -- 100.0%.................              $809,168,297
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 18.8%
Boeing Co. ..........................    417,066   $ 21,528,947
General Dynamics Corp. ..............    103,032     10,519,567
Goodrich (B.F.) Co. (The)............     86,247      2,704,706
Honeywell International, Inc. .......    431,515     15,474,128
Lockheed Martin Corp. ...............    224,170     12,504,203
Northrop Grumman Corp. ..............    184,666      9,848,238
Raytheon Co. ........................    234,789      8,917,286
Rockwell Collins, Inc. ..............    108,716      4,037,712
United Technologies Corp. ...........    252,831     23,609,359
                                                   ------------
                                                    109,144,146
                                                   ------------
AIR FREIGHT & LOGISTICS -- 9.9%
FedEx Corp. .........................    153,196     13,127,365
Ryder System, Inc. ..................     56,125      2,640,120
United Parcel Service, Inc. (Class
  B).................................    544,571     41,343,831
                                                   ------------
                                                     57,111,316
                                                   ------------
AIRLINES -- 1.0%
Delta Air Lines, Inc. (a)............    103,694        341,153
Southwest Airlines Co. ..............    411,125      5,599,523
                                                   ------------
                                                      5,940,676
                                                   ------------
BUILDING PRODUCTS -- 2.2%
American Standard Cos., Inc. (a).....    126,764      4,932,387
Masco Corp. .........................    229,414      7,921,666
                                                   ------------
                                                     12,854,053
                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 10.7%
Allied Waste Industries, Inc. (a)....    240,292      2,126,584
Apollo Group, Inc. (Class A) (a).....    103,100      7,564,447
Avery Dennison Corp. ................     65,000      4,275,700
Block (H&R), Inc. ...................     91,866      4,540,018
Cendant Corp. .......................    537,858     11,617,733
Cintas Corp. ........................     98,096      4,123,956
Deluxe Corp. ........................     35,994      1,476,474
Equifax, Inc. .......................     88,488      2,332,544
Monster Worldwide, Inc. (a)..........     90,257      2,223,932
Pitney Bowes, Inc. ..................    125,825      5,548,882
R.R. Donnelley & Sons Co. ...........    149,975      4,697,217
Robert Half International, Inc. .....    115,532      2,977,260
Waste Management, Inc. ..............    301,667      8,247,576
                                                   ------------
                                                     61,752,323
                                                   ------------
CONSTRUCTION & ENGINEERING -- 0.4%
Fluor Corp. .........................     57,539      2,561,636
                                                   ------------
ELECTRICAL EQUIPMENT -- 4.2%
American Power Conversion Corp. .....    133,900      2,328,521
Cooper Industries Ltd (Class A)......     60,374      3,562,066
Emerson Electric Co..................    211,591     13,095,367
Power-One, Inc. (a)..................    127,219        824,379
Rockwell Automation, Inc. ...........    114,182      4,418,843
                                                   ------------
                                                     24,229,176
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
INDUSTRIAL CONGLOMERATES -- 32.9%
3M Co. ..............................    381,948   $ 30,544,382
General Electric Co. ................  3,717,798    124,843,657
Textron, Inc. .......................     81,572      5,242,632
Tyco International Ltd. .............    987,682     30,282,330
                                                   ------------
                                                    190,913,001
                                                   ------------
MACHINERY -- 14.7%
Caterpillar, Inc. ...................    173,663     13,971,188
Crane Co. ...........................     56,680      1,639,186
Cummins, Inc. .......................     38,783      2,865,676
Danaher Corp. .......................    164,597      8,440,534
Deere & Co. .........................    132,358      8,543,709
Dover Corp. .........................    116,669      4,534,924
Eaton Corp. .........................     87,438      5,544,444
Illinois Tool Works, Inc. ...........    152,769     14,233,488
Ingersoll-Rand Co. (Class A).........     95,464      6,488,688
ITT Industries, Inc. ................     53,501      4,279,545
Navistar International Corp. (a).....     52,202      1,941,392
PACCAR, Inc. ........................     96,061      6,639,736
Pall Corp. ..........................     87,043      2,130,813
Parker-Hannifin Corp. ...............     71,797      4,225,971
                                                   ------------
                                                     85,479,294
                                                   ------------
RAILROADS -- 4.5%
Burlington Northern Santa Fe
  Corp. .............................    198,359      7,599,133
CSX Corp. ...........................    122,913      4,080,712
Norfolk Southern Corp. ..............    218,673      6,503,335
Union Pacific Corp. .................    134,164      7,862,010
                                                   ------------
                                                     26,045,190
                                                   ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.6%
W.W. Grainger, Inc. .................     56,499      3,257,167
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $559,208,164)................               579,287,978
                                                   ------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class Prime
  Fund (Cost $2,029,359).............  2,029,359      2,029,359
                                                   ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $561,237,523)................               581,317,337
OTHER ASSETS AND
  LIABILITIES -- (0.2)%..............                (1,259,868)
                                                   ------------
NET ASSETS -- 100.0%.................              $580,057,469
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 99.9%
CHEMICALS -- 51.8%
Air Products & Chemicals, Inc. ......    465,615   $ 25,320,144
Dow Chemical Co. ....................  1,904,749     86,056,560
Du Pont (E.I.) de Nemours and Co. ...  2,023,375     86,600,450
Eastman Chemical Co. ................    163,098      7,755,310
Ecolab, Inc. ........................    528,422     16,613,587
Engelhard Corp. .....................    259,646      7,360,964
Great Lakes Chemical Corp. ..........    112,510      2,880,256
Hercules, Inc. (a)...................    245,508      3,498,489
International Flavors & Fragrances,
  Inc. ..............................    197,881      7,559,054
Monsanto Co. ........................    550,278     20,041,125
PPG Industries, Inc. ................    351,716     21,553,156
Praxair, Inc. .......................    665,528     28,444,667
Rohm & Haas Co. .....................    460,702     19,796,365
Sigma-Aldrich Corp. .................    143,621      8,330,018
                                                   ------------
                                                    341,810,145
                                                   ------------
CONSTRUCTION MATERIALS -- 1.6%
Vulcan Materials Co. ................    212,278     10,815,564
                                                   ------------
CONTAINERS & PACKAGING -- 5.8%
Ball Corp. ..........................    237,286      8,881,615
Bemis Co., Inc. .....................    224,253      5,960,645
Pactiv Corp. (a).....................    313,822      7,296,361
Sealed Air Corp. (a).................    175,297      8,125,016
Temple-Inland, Inc. .................    116,748      7,839,628
                                                   ------------
                                                     38,103,265
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
METALS & MINING -- 24.2%
Alcoa, Inc. .........................  1,765,115   $ 59,290,213
Allegheny Technologies, Inc. ........    227,647      4,154,558
Freeport-McMoran Copper & Gold, Inc.
  (Class B)..........................    368,556     14,926,518
Newmont Mining Corp. (Holding Co.)...    764,126     34,790,657
Nucor Corp. .........................    164,511     15,031,370
Phelps Dodge Corp. ..................    195,382     17,981,005
United States Steel Corp. ...........    242,915      9,138,462
Worthington Industries, Inc. ........    188,870      4,032,375
                                                   ------------
                                                    159,345,158
                                                   ------------
PAPER & FOREST PRODUCTS -- 16.5%
Georgia-Pacific Corp. ...............    533,531     19,180,440
International Paper Co. .............    985,867     39,838,886
Louisiana-Pacific Corp. .............    238,674      6,193,590
MeadWestvaco Corp. ..................    416,577     13,288,806
Weyerhaeuser Co. ....................    459,419     30,542,175
                                                   ------------
                                                    109,043,897
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $644,301,257)................               659,118,029
                                                   ------------
SHORT TERM INVESTMENTS -- 0.4%
MONEY MARKET FUND -- 0.4%
AIM Short Term Investment Class Prime
  Fund (Cost $2,592,268).............  2,592,268      2,592,268
                                                   ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $646,893,525)................               661,710,297
OTHER ASSETS AND
  LIABILITIES -- (0.3)%..............                (2,025,208)
                                                   ------------
NET ASSETS -- 100.0%.................              $659,685,089
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 14.4%
ADC Telecommunications, Inc. (a).....    427,092   $    773,037
Andrew Corp. (a).....................     93,387      1,143,057
Avaya, Inc. (a)......................    275,862      3,845,516
CIENA Corp. (a)......................    291,706        577,578
Cisco Systems, Inc. (a)..............  3,109,804     56,287,452
Comverse Technology, Inc. (a)........    102,082      1,922,204
Corning, Inc. (a)....................    689,291      7,637,344
JDS Uniphase Corp. (a)...............    711,631      2,398,197
Lucent Technologies, Inc. (a)........  2,098,453      6,652,096
Motorola, Inc........................  1,100,695     19,856,538
QUALCOMM, Inc........................    755,285     29,486,326
Scientific-Atlanta, Inc..............     80,554      2,087,960
Tellabs, Inc. (a)....................    207,491      1,906,842
                                                   ------------
                                                    134,574,147
                                                   ------------
COMPUTERS & PERIPHERALS -- 18.4%
Apple Computer, Inc. (a).............    187,765      7,275,894
Dell, Inc. (a).......................  1,152,476     41,028,146
EMC Corp. (a)........................  1,127,583     13,012,308
Gateway, Inc. (a)....................    218,037      1,079,283
Hewlett-Packard Co...................  1,395,460     26,164,875
International Business Machines
  Corp. .............................    770,402     66,054,267
Lexmark International, Inc. (a)......     61,782      5,190,306
NCR Corp. (a)........................     48,550      2,407,594
Network Appliance, Inc. (a)..........    176,225      4,053,175
Sun Microsystems, Inc. (a)...........  1,570,865      6,346,295
                                                   ------------
                                                    172,612,143
                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 14.7%
ALLTEL Corp..........................    144,147      7,915,112
AT&T Corp............................    369,896      5,296,911
BellSouth Corp.......................    846,503     22,957,161
CenturyTel, Inc. ....................     66,019      2,260,490
Citizens Communications Co...........    166,640      2,231,310
Qwest Communications International,
  Inc. (a)...........................    859,618      2,862,528
SBC Communications, Inc..............  1,159,998     30,101,948
Sprint Corp..........................    682,017     13,729,002
Verizon Communications, Inc. ........  1,273,121     50,135,505
                                                   ------------
                                                    137,489,967
                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.9%
Agilent Technologies, Inc. (a).......    230,426      4,970,289
Jabil Circuit, Inc. (a)..............     99,298      2,283,854
Molex, Inc. .........................     87,147      2,598,724
Sanmina-SCI Corp. (a)................    269,784      1,901,977
Solectron Corp. (a)..................    484,512      2,398,334
Symbol Technologies, Inc.............    126,219      1,595,408
Tektronix, Inc.......................     49,279      1,638,527
                                                   ------------
                                                     17,387,113
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
INFORMATION SERVICES -- 6.0%
Affiliated Computer Services, Inc.
  (a)................................     58,824   $  3,274,732
Automatic Data Processing, Inc.......    268,595     11,098,345
Computer Sciences Corp. (a)..........     90,694      4,271,687
Convergys Corp. (a)..................     65,827        884,057
Electronic Data Systems Corp.........    242,924      4,710,296
First Data Corp. ....................    394,305     17,152,268
Fiserv, Inc. (a).....................     89,656      3,125,408
Paychex, Inc.........................    173,742      5,238,321
Sabre Holdings Corp..................     63,884      1,567,075
SunGard Data Systems, Inc. (a).......    138,796      3,299,181
Unisys Corp. (a).....................    165,358      1,706,495
                                                   ------------
                                                     56,327,865
                                                   ------------
INTERNET SOFTWARE & SERVICES -- 2.3%
Yahoo!, Inc. (a).....................    642,596     21,790,430
                                                   ------------
OFFICE ELECTRONICS -- 0.6%
Xerox Corp. (a)......................    403,399      5,679,858
                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 15.0%
Advanced Micro Devices, Inc. (a).....    182,344      2,370,472
Altera Corp (a)......................    180,757      3,537,415
Analog Devices, Inc..................    179,158      6,947,747
Applied Materials, Inc. (a)..........    790,279     13,031,701
Applied Micro Circuits Corp. (a).....    177,247        554,783
Broadcom Corp. (a)...................    157,187      4,289,633
Intel Corp...........................  2,949,994     59,176,880
KLA-Tencor Corp. (a).................     93,918      3,895,719
Linear Technology Corp...............    145,947      5,289,119
LSI Logic Corp. (a)..................    197,697        852,074
Maxim Integrated Products, Inc. .....    153,019      6,471,174
Micron Technology, Inc. (a)..........    293,011      3,524,922
National Semiconductor Corp. (a).....    180,845      2,801,289
Novellus Systems, Inc. (a)...........     69,782      1,855,503
NVIDIA Corp. (a).....................     87,111      1,264,852
PMC-Sierra, Inc. (a).................    103,894        915,306
QLogic Corp. (a).....................     46,194      1,367,804
Teradyne, Inc. (a)...................     98,744      1,323,170
Texas Instruments, Inc...............    804,180     17,112,950
Xilinx, Inc. ........................    165,600      4,471,200
                                                   ------------
                                                    141,053,713
                                                   ------------
SOFTWARE -- 23.2%
Adobe Systems, Inc...................    115,206      5,699,241
Autodesk, Inc........................     60,927      2,962,880
BMC Software, Inc. (a)...............    109,052      1,724,112
Citrix Systems, Inc. (a).............     87,670      1,535,978
Computer Associates International,
  Inc. ..............................    278,337      7,320,263
Compuware Corp. (a)..................    206,349      1,062,697
Electronic Arts, Inc. (a)............    144,386      6,640,312
Intuit, Inc. (a).....................     90,489      4,108,201
Mercury Interactive Corp. (a)........     46,822      1,633,151
Microsoft Corp.......................  4,999,944    138,248,452
Novell, Inc. (a).....................    215,440      1,359,426
Oracle Corp. (a).....................  2,388,967     26,947,548
Parametric Technology Corp. (a)......    173,901        918,197
PeopleSoft, Inc. (a).................    174,970      3,473,155
Siebel Systems, Inc. (a).............    247,629      1,867,123
Symantec Corp. (a)...................    144,938      7,954,197
VERITAS Software Corp. (a)...........    206,242      3,671,108
                                                   ------------
                                                    217,126,041
                                                   ------------

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
WIRELESS TELECOMMUNICATION SERVICES -- 3.4%
AT&T Wireless Services, Inc. (a).....  1,274,178   $ 18,832,351
Nextel Communications, Inc. (a)......    523,539     12,481,170
                                                   ------------
                                                     31,313,521
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $1,472,471,404)..............               935,354,798
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUNDS -- 0.1%
AIM Short Term Investment Class Prime
  Fund...............................  1,252,535   $  1,252,535
Federated Prime Obligations Fund.....      2,694          2,694
                                                   ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $1,255,229)..................                 1,255,229
                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $1,473,726,633)..............               936,610,027
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B)................................                  (418,267)
                                                   ------------
NET ASSETS -- 100.0%.................              $936,191,760
                                                   ============

(a) Non-income producing security

(b) Amount shown represents less than 0.1%

See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
COMMON STOCKS -- 100.0%
ELECTRIC UTILITIES -- 76.1%
Allegheny Energy, Inc. (a)..........    537,333   $    8,575,835
Ameren Corp. .......................    821,417       37,908,395
American Electric Power Co.,
  Inc. .............................  1,672,977       53,468,345
CenterPoint Energy, Inc. ...........  1,304,940       13,519,178
Cinergy Corp. ......................    764,325       30,267,270
CMS Energy Corp. (a)................    681,868        6,491,383
Consolidated Edison, Inc. ..........  1,020,962       42,921,242
Dominion Resources, Inc. ...........  1,396,270       91,106,617
DTE Energy Co. .....................    736,761       31,083,947
Edison International................  1,377,633       36,521,051
Entergy Corp. ......................    959,390       58,148,628
Exelon Corp. .......................  2,791,293      102,412,540
FirstEnergy Corp. ..................  1,394,594       57,289,922
FPL Group, Inc. ....................    783,661       53,539,720
PG&E Corp. (a)......................  1,695,129       51,531,922
Pinnacle West Capital Corp. ........    388,080       16,105,320
PPL Corp. ..........................    798,780       37,686,440
Progress Energy, Inc. ..............  1,045,469       44,265,157
Southern Co. (The)..................  3,121,232       93,574,535
TECO Energy, Inc. ..................    843,867       11,417,521
TXU Corp. ..........................  1,254,970       60,138,162
Xcel Energy, Inc. ..................  1,690,587       29,280,967
                                                  --------------
                                                     967,254,097
                                                  --------------
GAS UTILITIES -- 7.8%
KeySpan Corp. ......................    677,284       26,549,533
Nicor, Inc. ........................    186,517        6,845,174
NiSource, Inc. .....................  1,114,075       23,406,715
Peoples Energy Corp. ...............    158,907        6,623,244
Sempra Energy.......................    980,080       35,469,095
                                                  --------------
                                                      98,893,761
                                                  --------------

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
MULTI-UTILITIES &
  UNREGULATED POWER -- 16.1%
AES Corp. (a).......................  2,733,237   $   27,305,038
Calpine Corp. (a)...................  1,885,716        5,468,576
Constellation Energy Group, Inc. ...    741,910       29,557,695
Duke Energy Corp. ..................  3,965,209       90,763,634
Dynegy, Inc. (Class A) (a)..........  1,607,874        8,023,291
Public Service Enterprise Group,
  Inc...............................  1,005,307       42,826,078
                                                  --------------
                                                     203,944,312
                                                  --------------
TOTAL COMMON STOCKS --
  (Cost $1,204,309,731).............               1,270,092,170
                                                  --------------
SHORT TERM INVESTMENTS -- 0.7%
MONEY MARKET FUND -- 0.7%
AIM Short Term Investment Class
  Prime Fund (Cost $8,542,773)......  8,542,773        8,542,773
                                                  --------------
TOTAL INVESTMENTS -- 100.7%
  (Cost $1,212,852,504).............               1,278,634,943
OTHER ASSETS AND
  LIABILITIES -- (0.7)%.............                  (8,518,841)
                                                  --------------
NET ASSETS -- 100.0%................              $1,270,116,102
                                                  ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004

                                                        THE CONSUMER    THE CONSUMER
                                                        DISCRETIONARY      STAPLES        THE ENERGY     THE FINANCIAL
                                                        SELECT SECTOR   SELECT SECTOR   SELECT SECTOR    SELECT SECTOR
                                                          SPDR FUND       SPDR FUND       SPDR FUND        SPDR FUND
                                                        -------------   -------------   --------------   --------------
ASSETS
  Investments in securities, at value (Note 2)........  $254,902,467    $618,851,075    $1,468,489,707   $  999,798,436
  Receivable for investments sold.....................            --              --                --        5,705,325
  Receivable for income received for Select Sector
    SPDRS
    in-kind transactions..............................            --              --                --          429,653
  Dividends receivable (Note 2).......................       164,769       1,212,400           947,479          988,625
  Prepaid expenses....................................         1,112           1,229             2,175            3,124
                                                        ------------    ------------    --------------   --------------
         TOTAL ASSETS.................................   255,068,348     620,064,704     1,469,439,361    1,006,925,163
                                                        ------------    ------------    --------------   --------------

LIABILITIES
  Payable for investments purchased...................            --              --                --        5,659,874
  Payable for income delivered for Select Sector SPDRS
    redeemed in-kind..................................         3,167             110                --               --
  Distribution payable (Note 2).......................       447,343       2,537,356         5,635,344        5,603,073
  Accrued advisory fees (Note 3)......................        12,801          25,360            59,201           41,769
  Accrued trustees fees (Note 3)......................         1,497           2,326             4,793            4,397
  Accrued distribution fees (Note 3)..................        82,219         102,615           125,716          146,422
  Accrued Administration, Custodian and Transfer Agent
    Fees (Note 3).....................................        17,922          33,557            60,111           49,617
  Accrued expenses and other liabilities..............        71,971         126,474           321,056          184,248
                                                        ------------    ------------    --------------   --------------
         TOTAL LIABILITIES............................       636,920       2,827,798         6,206,221       11,689,400
                                                        ------------    ------------    --------------   --------------
         NET ASSETS...................................  $254,431,428    $617,236,906    $1,463,233,140   $  995,235,763
                                                        ============    ============    ==============   ==============
NET ASSETS REPRESENTED BY:
  Paid in surplus (Note 4)............................   287,957,725     728,504,074     1,363,233,283    1,097,210,968
  Undistributed (distributions in excess of) net
    investment income.................................      (199,186)       (536,376)       (1,698,916)      (2,189,365)
  Accumulated net realized gain (loss) on
    investments.......................................   (19,336,246)    (85,344,127)      (87,304,671)     (39,891,030)
  Net unrealized appreciation (depreciation) on
    investments.......................................   (13,990,865)    (25,386,665)      189,003,444      (59,894,810)
                                                        ------------    ------------    --------------   --------------
      NET ASSETS......................................  $254,431,428    $617,236,906    $1,463,233,140   $  995,235,763
                                                        ============    ============    ==============   ==============
NET ASSET VALUE PER SELECT SECTOR SPDR:
  Net asset value per Select Sector SPDR share........  $      31.22    $      21.66    $        35.00   $        28.51
                                                        ============    ============    ==============   ==============
  Shares outstanding (unlimited amount authorized,
    $0.01 par value)..................................     8,150,291      28,501,009        41,801,904       34,907,308
                                                        ============    ============    ==============   ==============
  Cost of investments.................................  $268,893,332    $644,237,740    $1,279,486,263   $1,059,693,246
                                                        ============    ============    ==============   ==============

See accompanying notes to financial statements.

    THE HEALTH CARE    THE INDUSTRIAL   THE MATERIALS   THE TECHNOLOGY    THE UTILITIES
     SELECT SECTOR     SELECT SECTOR    SELECT SECTOR    SELECT SECTOR    SELECT SECTOR
       SPDR FUND         SPDR FUND        SPDR FUND        SPDR FUND        SPDR FUND
    ---------------    --------------   -------------   ---------------   --------------
     $811,199,028       $581,317,337    $661,710,297    $  936,610,027    $1,278,634,943
               --                 --              --                --                --
               --                 --              --                --            84,246
          945,072          1,075,434         959,472           352,835         2,064,248
            1,703              2,402           2,591             4,645             5,158
     ------------       ------------    ------------    --------------    --------------
      812,145,803        582,395,173     662,672,360       936,967,507     1,280,788,595
     ------------       ------------    ------------    --------------    --------------

               --                 --              --           126,312                --
           13,387                 --              --                --             2,831
        2,582,413          2,016,014       2,627,766                --        10,016,941
           35,235             23,633          23,642            37,964            52,057
            3,218              3,073           3,523             5,575             6,596
           94,620             82,005         119,339           447,685           176,540
           43,432             31,830          31,838            46,161            55,824
          205,201            181,149         181,163           112,050           361,704
     ------------       ------------    ------------    --------------    --------------
        2,977,506          2,337,704       2,987,271           775,747        10,672,493
     ------------       ------------    ------------    --------------    --------------
     $809,168,297       $580,057,469    $659,685,089    $  936,191,760    $1,270,116,102
     ============       ============    ============    ==============    ==============
      868,373,136        602,980,978     661,145,144     2,046,500,757     1,248,437,252
         (781,958)           689,083         469,471         4,521,180           784,487
      (29,791,918)       (43,692,406)    (16,746,298)     (577,713,571)      (44,888,076)
      (28,630,963)        20,079,814      14,816,772      (537,116,606)       65,782,439
     ------------       ------------    ------------    --------------    --------------
     $809,168,297       $580,057,469    $659,685,089    $  936,191,760    $1,270,116,102
     ============       ============    ============    ==============    ==============
     $      28.80       $      28.36    $      27.54    $        19.10    $        25.10
     ============       ============    ============    ==============    ==============
       28,100,887         20,450,533      23,953,161        49,002,885        50,611,900
     ============       ============    ============    ==============    ==============
     $839,829,991       $561,237,523    $646,893,525    $1,473,726,633    $1,212,852,504
     ============       ============    ============    ==============    ==============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2004

                                                          THE CONSUMER    THE CONSUMER
                                                          DISCRETIONARY      STAPLES       THE ENERGY     THE FINANCIAL
                                                          SELECT SECTOR   SELECT SECTOR   SELECT SECTOR   SELECT SECTOR
                                                            SPDR FUND       SPDR FUND       SPDR FUND       SPDR FUND
                                                          -------------   -------------   -------------   -------------
INVESTMENT INCOME
  Dividend income (Note 2)..............................   $ 2,685,507    $  8,278,393    $ 17,890,872    $ 19,704,164
                                                           -----------    ------------    ------------    ------------
EXPENSES
  Administrator, Custodian and Transfer Agent fees (Note
    3)..................................................       263,242         413,441         855,381         771,584
  Distribution fee (Note 3).............................       195,064         307,174         637,043         574,496
  License fee (Note 3)..................................       167,198         263,292         546,037         492,425
  Advisory fee (Note 3).................................       139,331         219,410         455,031         410,354
  Printing and postage expense..........................        42,988          51,863         111,783          97,891
  Professional fees.....................................        12,793          14,157          34,836          19,935
  Trustee fees (Note 3).................................         6,698           8,347          15,443          13,761
  SEC registration expense..............................        14,926          18,357          34,538          37,497
  Insurance expense.....................................         2,817           3,643           5,848           9,598
  Miscellaneous expenses................................         1,108           1,844           3,461           2,938
                                                           -----------    ------------    ------------    ------------
    TOTAL EXPENSES BEFORE WAIVERS.......................       846,165       1,301,528       2,699,401       2,430,479
  Expenses waived by Administrator, Custodian and
    Transfer Agent (Note 3).............................       (73,652)       (121,514)       (286,715)       (256,405)
                                                           -----------    ------------    ------------    ------------
  NET EXPENSES..........................................       772,513       1,180,014       2,412,686       2,174,074
                                                           -----------    ------------    ------------    ------------
  NET INVESTMENT INCOME (LOSS)..........................     1,912,994       7,098,379      15,478,186      17,530,090
                                                           -----------    ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investment transactions...    42,913,930      19,286,681     130,250,163      68,517,561
  Net change in unrealized appreciation
    (depreciation)......................................    (7,458,250)    (15,720,680)    211,263,632      16,448,557
                                                           -----------    ------------    ------------    ------------
    NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS.......................................    35,455,680       3,566,001     341,513,795      84,966,118
                                                           -----------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................   $37,368,674    $ 10,664,380    $356,991,981    $102,496,208
                                                           ===========    ============    ============    ============

See accompanying notes to financial statements.

    THE HEALTH CARE   THE INDUSTRIAL   THE MATERIALS   THE TECHNOLOGY   THE UTILITIES
     SELECT SECTOR    SELECT SECTOR    SELECT SECTOR   SELECT SECTOR    SELECT SECTOR
       SPDR FUND        SPDR FUND        SPDR FUND       SPDR FUND        SPDR FUND
    ---------------   --------------   -------------   --------------   -------------
     $  8,944,629      $  9,783,673    $ 14,614,973     $ 9,687,732     $ 47,764,326
     ------------      ------------    ------------     -----------     ------------
          570,916           536,332         614,772         968,072        1,148,475
          424,715           398,902         457,008         720,940          855,754
          364,042           341,916         391,721         617,948          733,503
          303,368           284,930         326,434         514,957          611,252
           83,175            90,881         106,761         130,351          188,641
           26,734            27,047          32,582          24,045           54,583
           13,708            13,072          14,917          22,379           25,213
           25,406            31,597          32,437          53,341           66,798
            4,091             5,554           6,135          14,361           12,248
            2,164             2,587           2,640           5,202            5,017
     ------------      ------------    ------------     -----------     ------------
        1,818,319         1,732,818       1,985,407       3,071,596        3,701,484
         (174,506)         (160,411)       (191,062)       (350,176)        (442,174)
     ------------      ------------    ------------     -----------     ------------
        1,643,813         1,572,407       1,794,345       2,721,420        3,259,310
     ------------      ------------    ------------     -----------     ------------
        7,300,816         8,211,266      12,820,628       6,966,312       44,505,016
     ------------      ------------    ------------     -----------     ------------
       22,378,865       102,464,088      74,329,106      24,864,297      198,653,052
      (35,871,579)        4,855,058      41,231,830      27,586,411      (28,858,996)
     ------------      ------------    ------------     -----------     ------------
      (13,492,714)      107,319,146     115,560,936      52,450,708      169,794,056
     ------------      ------------    ------------     -----------     ------------
     $ (6,191,898)     $115,530,412    $128,381,564     $59,417,020     $214,299,072
     ============      ============    ============     ===========     ============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                           THE CONSUMER DISCRETIONARY       THE CONSUMER STAPLES
                                                             SELECT SECTOR SPDR FUND       SELECT SECTOR SPDR FUND
                                                           ---------------------------   ---------------------------
                                                               YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED
                                                            9/30/2004      9/30/2003      9/30/2004      9/30/2003
                                                           ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...........................  $  1,912,994   $  1,082,565   $  7,098,379   $  4,495,088
  Net realized gain (loss) on investment transactions....    42,913,930      3,427,570     19,286,681    (23,216,215)
  Net change in unrealized appreciation (depreciation)...    (7,458,250)    26,302,779    (15,720,680)    28,516,581
                                                           ------------   ------------   ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS...........................................    37,368,674     30,812,914     10,664,380      9,795,454
                                                           ------------   ------------   ------------   ------------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE OF
  UNITS ISSUED AND REDEEMED..............................       (62,924)       130,703        498,036         56,698
                                                           ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..................................    (1,857,385)    (1,186,210)    (7,556,211)    (4,528,088)
                                                           ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SPDRS
  TRANSACTIONS (NOTE 4)..................................   (10,204,060)    85,795,152    337,524,591     65,511,554
                                                           ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets during year......    25,244,305    115,552,559    341,130,796     70,835,618
  Net assets at beginning of year........................   229,187,123    113,634,564    276,106,110    205,270,492
                                                           ------------   ------------   ------------   ------------
NET ASSETS END OF YEAR(1)................................  $254,431,428   $229,187,123   $617,236,906   $276,106,110
                                                           ============   ============   ============   ============
(1) Including undistributed (distribution in excess of)
      net investment income..............................  $   (199,186)  $   (254,795)  $   (536,376)  $    (78,544)
                                                           ============   ============   ============   ============

See accompanying notes to financial statements.

             THE ENERGY                    THE FINANCIAL                THE HEALTH CARE
       SELECT SECTOR SPDR FUND        SELECT SECTOR SPDR FUND       SELECT SECTOR SPDR FUND
    -----------------------------   ---------------------------   ---------------------------
         YEAR            YEAR           YEAR           YEAR           YEAR           YEAR
        ENDED           ENDED          ENDED          ENDED          ENDED          ENDED
      9/30/2004       9/30/2003      9/30/2004      9/30/2003      9/30/2004      9/30/2003
    --------------   ------------   ------------   ------------   ------------   ------------
    $   15,478,186   $  6,945,552   $ 17,530,090   $ 14,262,398   $  7,300,816   $  2,653,552
       130,250,163      4,899,983     68,517,561     64,669,231     22,378,865        265,660
       211,263,632     34,876,256     16,448,557     77,323,781    (35,871,579)    13,643,673
    --------------   ------------   ------------   ------------   ------------   ------------
       356,991,981     46,721,791    102,496,208    156,255,410     (6,191,898)    16,562,885
    --------------   ------------   ------------   ------------   ------------   ------------
         1,137,806       (207,743)       621,404        (87,185)       789,572        293,336
    --------------   ------------   ------------   ------------   ------------   ------------
       (16,759,030)    (6,750,742)   (18,056,916)   (14,072,829)    (7,764,177)    (2,961,960)
    --------------   ------------   ------------   ------------   ------------   ------------
       725,999,641    116,158,272    125,014,183    242,208,378    506,066,489    192,037,217
    --------------   ------------   ------------   ------------   ------------   ------------
     1,067,370,398    155,921,578    210,074,879    384,303,774    492,899,986    205,931,478
       395,862,742    239,941,164    785,160,884    400,857,110    316,268,311    110,336,833
    --------------   ------------   ------------   ------------   ------------   ------------
    $1,463,233,140   $395,862,742   $995,235,763   $785,160,884   $809,168,297   $316,268,311
    ==============   ============   ============   ============   ============   ============
    $   (1,698,916)  $   (418,072)  $ (2,189,365)  $   (960,944)  $   (781,958)  $   (318,597)
    ==============   ============   ============   ============   ============   ============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                              THE INDUSTRIAL                   THE MATERIALS
                                                          SELECT SECTOR SPDR FUND         SELECT SECTOR SPDR FUND
                                                       -----------------------------    ----------------------------
                                                           YEAR             YEAR            YEAR            YEAR
                                                           ENDED           ENDED           ENDED           ENDED
                                                         9/30/2004       9/30/2003       9/30/2004       9/30/2003
                                                       -------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss).......................  $   8,211,266    $  5,821,928    $ 12,820,628    $  7,325,716
  Net realized gain (loss) on investment
    transactions.....................................    102,464,088      19,491,705      74,329,106      17,902,076
  Net change in unrealized appreciation
    (depreciation)...................................      4,855,058      48,937,077      41,231,830      35,191,473
                                                       -------------    ------------    ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS..................................    115,530,412      74,250,710     128,381,564      60,419,265
                                                       -------------    ------------    ------------    ------------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE
  OF UNITS ISSUED AND REDEEMED.......................       (458,904)        883,874        (714,818)      1,033,882
                                                       -------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..............................     (7,800,750)     (5,963,416)    (11,929,682)     (7,973,938)
                                                       -------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SPDRS
  TRANSACTIONS (NOTE 4)..............................   (107,505,461)    424,340,134      96,875,528     233,948,493
                                                       -------------    ------------    ------------    ------------
  Net increase (decrease) in net assets during
    year.............................................       (234,703)    493,511,302     212,612,592     287,427,702
  Net assets at beginning of year....................    580,292,172      86,780,870     447,072,497     159,644,795
                                                       -------------    ------------    ------------    ------------
NET ASSETS END OF YEAR(1)............................  $ 580,057,469    $580,292,172    $659,685,089    $447,072,497
                                                       =============    ============    ============    ============
(1) Including undistributed (distribution in excess
      of) net investment income......................  $     689,083    $    278,567    $    469,471    $   (421,475)
                                                       =============    ============    ============    ============

See accompanying notes to financial statements.

         THE TECHNOLOGY                      THE UTILITIES
    SELECT SECTOR SPDR FUND             SELECT SECTOR SPDR FUND
--------------------------------    --------------------------------
     YEAR              YEAR              YEAR              YEAR
    ENDED             ENDED             ENDED             ENDED
  9/30/2004         9/30/2003         9/30/2004         9/30/2003
--------------    --------------    --------------    --------------
$    6,966,312    $    6,413,493    $   44,505,016    $   30,580,258
    24,864,297      (116,311,782)      198,653,052         1,884,847
    27,586,411       484,426,359       (28,858,996)      148,394,701
--------------    --------------    --------------    --------------
    59,417,020       374,528,070       214,299,072       180,859,806
--------------    --------------    --------------    --------------
       689,027          (615,928)       (2,300,994)        3,172,171
--------------    --------------    --------------    --------------
    (7,553,916)       (2,618,188)      (41,107,105)      (33,590,987)
--------------    --------------    --------------    --------------
  (178,658,088)       58,415,669       (82,715,149)      892,255,123
--------------    --------------    --------------    --------------
  (126,105,957)      429,709,623        88,175,824     1,042,696,113
 1,062,297,717       632,588,094     1,181,940,278       139,244,165
--------------    --------------    --------------    --------------
$  936,191,760    $1,062,297,717    $1,270,116,102    $1,181,940,278
==============    ==============    ==============    ==============
     4,521,180
$                 $    5,108,784    $      784,487    $   (2,613,424)
==============    ==============    ==============    ==============

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                 THE CONSUMER DISCRETIONARY
                                                                  SELECT SECTOR SPDR FUND
                                                      YEAR       YEAR       YEAR       YEAR       YEAR
                                                     ENDED      ENDED      ENDED      ENDED      ENDED
                                                    09/30/04   09/30/03   09/30/02   09/30/01   09/30/00
                                                    --------   --------   --------   --------   --------
Net asset value, beginning of year................  $  27.61   $  22.73   $  23.08   $  24.89   $ 26.17
                                                    --------   --------   --------   --------   -------
Net investment income (loss)......................      0.24       0.18       0.14       0.23      0.22
Net realized and unrealized gain (loss) (2).......      3.59       4.84      (0.36)     (1.80)    (1.29)
                                                    --------   --------   --------   --------   -------
Total from investment operations..................      3.83       5.02      (0.22)     (1.57)    (1.07)
                                                    --------   --------   --------   --------   -------
Undistributed net investment income included in
  price of units issued and redeemed, net.........     (0.01)      0.02       0.03         --        --
                                                    --------   --------   --------   --------   -------
Distributions to shareholders from:
Net investment income.............................     (0.21)     (0.16)     (0.16)     (0.24)    (0.21)
Net realized gain (loss)..........................        --         --         --         --        --
                                                    --------   --------   --------   --------   -------
Total distributions to shareholders...............     (0.21)     (0.16)     (0.16)     (0.24)    (0.21)
                                                    --------   --------   --------   --------   -------
Net asset value, end of year......................  $  31.22   $  27.61   $  22.73   $  23.08   $ 24.89
                                                    ========   ========   ========   ========   =======
Total return (3)..................................     13.83%     22.27%     (0.93)%    (6.46)%   (4.12)%
                                                    ========   ========   ========   ========   =======
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)................  $254,431   $229,187   $113,635   $106,175   $89,615
Ratio of expenses to average net assets...........      0.28%      0.28%      0.27%      0.27%     0.43%
Ratio of expenses to average net assets before
  waivers.........................................      0.30%      0.31%      0.31%      0.32%     0.51%
Ratio of net investment income (loss) to average
  net assets......................................      0.69%      0.66%      0.57%      0.89%     0.80%
Portfolio turnover rate (4).......................      2.61%     28.68%     42.34%      4.71%    16.28%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                   THE CONSUMER STAPLES
                                                                  SELECT SECTOR SPDR FUND
                                                     YEAR        YEAR       YEAR       YEAR       YEAR
                                                    ENDED       ENDED      ENDED      ENDED      ENDED
                                                   09/30/04    09/30/03   09/30/02   09/30/01   09/30/00
                                                   --------    --------   --------   --------   --------
Net asset value, beginning of year...............  $  20.30    $  19.83   $  25.10   $  25.02   $  22.63
                                                   --------    --------   --------   --------   --------
Net investment income (loss).....................      0.34        0.34       0.43       0.27       0.30
Net realized and unrealized gain (loss) (2)......      1.35        0.50      (5.29)      0.09       2.39
                                                   --------    --------   --------   --------   --------
Total from investment operations.................      1.69        0.84      (4.86)      0.36       2.69
                                                   --------    --------   --------   --------   --------
Undistributed net investment income included in
  price of units issued and redeemed, net........      0.02          --      (0.04)      0.03      (0.02)
                                                   --------    --------   --------   --------   --------
Distributions to shareholders from:
Net investment income............................     (0.35)      (0.37)     (0.37)     (0.31)     (0.28)
Net realized gain (loss).........................        --          --         --         --         --
                                                   --------    --------   --------   --------   --------
Total distributions to shareholders..............     (0.35)      (0.37)     (0.37)     (0.31)     (0.28)
                                                   --------    --------   --------   --------   --------
Net assets value, end of year....................  $  21.66    $  20.30   $  19.83   $  25.10   $  25.02
                                                   ========    ========   ========   ========   ========
Total return (3).................................      8.38%       4.31%    (19.68)%     1.53%     11.92%
                                                   ========    ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)...............  $617,237    $276,106   $205,270   $368,956   $156,394
Ratio of expenses to average net assets..........      0.27%       0.27%      0.28%      0.28%      0.42%
Ratio of expenses to average net assets before
  waivers........................................      0.30%       0.30%      0.32%      0.33%      0.50%
Ratio of net investment income (loss) to average
  net assets.....................................      1.62%       1.87%      1.48%      1.21%      1.20%
Portfolio turnover rate (4)......................      2.84%      37.16%     59.68%      6.42%      9.77%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                       THE ENERGY
                                                                 SELECT SECTOR SPDR FUND
                                                    YEAR         YEAR       YEAR       YEAR       YEAR
                                                   ENDED        ENDED      ENDED      ENDED      ENDED
                                                  09/30/04     09/30/03   09/30/02   09/30/01   09/30/00
                                                 ----------    --------   --------   --------   --------
Net asset value, beginning of year.............  $    23.99    $  21.14   $  25.90   $  32.81   $  27.46
                                                 ----------    --------   --------   --------   --------
Net investment income (loss)...................        0.51(1)     0.50       0.43       0.45       0.55
Net realized and unrealized gain (loss) (2)....       10.98        2.83      (4.73)     (6.90)      5.28
                                                 ----------    --------   --------   --------   --------
Total from investment operations...............       11.49        3.33      (4.30)     (6.45)      5.83
                                                 ----------    --------   --------   --------   --------
Undistributed net investment income included in
  price of units issued and redeemed, net......        0.03       (0.01)      0.01       0.02      (0.01)
                                                 ----------    --------   --------   --------   --------
Distributions to shareholders from:
Net investment income..........................       (0.51)      (0.47)     (0.47)     (0.48)     (0.47)
Net realized gain (loss).......................          --          --         --         --         --
                                                 ----------    --------   --------   --------   --------
Total distributions to shareholders............       (0.51)      (0.47)     (0.47)     (0.48)     (0.47)
                                                 ----------    --------   --------   --------   --------
Net assets value, end of year..................  $    35.00    $  23.99   $  21.14   $  25.90   $  32.81
                                                 ==========    ========   ========   ========   ========
Total return (3)...............................       48.27%      15.87%    (16.72)%   (19.81)%    21.38%
                                                 ==========    ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000's).............  $1,463,233    $395,863   $239,941   $244,739   $291,975
Ratio of expenses to average net assets........        0.27%       0.28%      0.27%      0.28%      0.41%
Ratio of expenses to average net assets before
  waivers......................................        0.30%       0.31%      0.31%      0.33%      0.50%
Ratio of net investment income (loss) to
  average net assets...........................        1.70%       2.06%      1.82%      1.56%      1.71%
Portfolio turnover rate (4)....................        9.70%       6.72%     38.55%     17.36%     30.76%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                       THE FINANCIAL
                                                                  SELECT SECTOR SPDR FUND
                                                     YEAR       YEAR        YEAR       YEAR       YEAR
                                                    ENDED      ENDED       ENDED      ENDED      ENDED
                                                   09/30/04   09/30/03    09/30/02   09/30/01   09/30/00
                                                   --------   --------    --------   --------   --------
Net asset value, beginning of year...............  $  25.41   $  20.66    $  24.70   $  28.96   $  22.04
                                                   --------   --------    --------   --------   --------
Net investment income (loss).....................      0.58       0.49(1)     0.49       0.41       0.35
Net realized and unrealized gain (loss) (2)......      3.10       4.75       (4.03)     (4.27)      6.91
                                                   --------   --------    --------   --------   --------
Total from investment operations.................      3.68       5.24       (3.54)     (3.86)      7.26
                                                   --------   --------    --------   --------   --------
Undistributed net investment income included in
  price of units issued and redeemed, net........      0.02         --       (0.07)     (0.01)        --
                                                   --------   --------    --------   --------   --------
Distributions to shareholders from:
Net investment income............................     (0.60)     (0.49)      (0.43)     (0.39)     (0.34)
Net realized gain (loss).........................        --         --          --         --         --
                                                   --------   --------    --------   --------   --------
Total distributions to shareholders..............     (0.60)     (0.49)      (0.43)     (0.39)     (0.34)
                                                   --------   --------    --------   --------   --------
Net assets value, end of year....................  $  28.51   $  25.41    $  20.66   $  24.70   $  28.96
                                                   ========   ========    ========   ========   ========
Total return (3).................................     14.62%     25.45%     (14.87)%   (13.50)%    33.24%
                                                   ========   ========    ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)...............  $995,236   $785,161    $400,857   $612,568   $430,141
Ratio of expenses to average net assets..........      0.26%      0.28%       0.27%      0.27%      0.44%
Ratio of expenses to average net assets before
  waivers........................................      0.30%      0.32%       0.31%      0.32%      0.54%
Ratio of net investment income (loss) to average
  net assets.....................................      2.14%      2.09%       1.70%      1.43%      1.45%
Portfolio turnover rate (4)......................      8.67%      5.90%      10.58%      8.77%      7.02%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                      THE HEALTH CARE
                                                                  SELECT SECTOR SPDR FUND
                                                      YEAR       YEAR       YEAR       YEAR       YEAR
                                                     ENDED      ENDED      ENDED      ENDED      ENDED
                                                    09/30/04   09/30/03   09/30/02   09/30/01   09/30/00
                                                    --------   --------   --------   --------   --------
Net asset value, beginning of year................  $  27.86   $  25.36   $  23.55   $  29.06   $ 26.85
                                                    --------   --------   --------   --------   -------
Net investment income (loss)......................      0.36       0.32       0.14       0.07      0.03
Net realized and unrealized gain (loss) (2).......      0.90       2.49       1.82      (5.49)     2.37
                                                    --------   --------   --------   --------   -------
Total from investment operations..................      1.26       2.81       1.96      (5.42)     2.40
                                                    --------   --------   --------   --------   -------
Undistributed net investment income included in
  price of units issued and redeemed, net.........      0.03       0.03         --         --     (0.01)
                                                    --------   --------   --------   --------   -------
Distributions to shareholders from:
Net investment income.............................     (0.35)     (0.34)     (0.15)     (0.08)       --
Net realized gain (loss)..........................        --         --         --      (0.01)    (0.18)
                                                    --------   --------   --------   --------   -------
Total distributions to shareholders...............     (0.35)     (0.34)     (0.15)     (0.09)    (0.18)
                                                    --------   --------   --------   --------   -------
Net assets value, end of year.....................  $  28.80   $  27.86   $  25.36   $  23.55   $ 29.06
                                                    ========   ========   ========   ========   =======
Total return (3)..................................      4.57%     11.22%      8.27%    (18.71)%    8.84%
                                                    ========   ========   ========   ========   =======
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)................  $809,168   $316,268   $110,337   $114,228   $79,911
Ratio of expenses to average net assets...........      0.27%      0.28%      0.28%      0.28%     0.42%
Ratio of expenses to average net assets before
  waivers.........................................      0.30%      0.31%      0.32%      0.33%     0.51%
Ratio of net investment income (loss) to average
  net assets......................................      1.20%      1.21%      0.49%      0.26%     0.10%
Portfolio turnover rate (4).......................      7.15%      6.00%    102.64%     27.99%    21.88%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                       THE INDUSTRIAL
                                                                  SELECT SECTOR SPDR FUND
                                                     YEAR        YEAR        YEAR       YEAR       YEAR
                                                    ENDED       ENDED       ENDED      ENDED      ENDED
                                                   09/30/04    09/30/03    09/30/02   09/30/01   09/30/00
                                                   --------    --------    --------   --------   --------
Net asset value, beginning of year...............  $  23.26    $  19.50    $ 23.60    $ 30.30    $ 28.68
                                                   --------    --------    -------    -------    -------
Net investment income (loss).....................      0.38(1)     0.35(1)    0.39       0.30       0.35
Net realized and unrealized gain (loss) (2)......      5.12        3.70      (4.11)     (6.66)      1.70
                                                   --------    --------    -------    -------    -------
Total from investment operations.................      5.50        4.05      (3.72)     (6.36)      2.05
                                                   --------    --------    -------    -------    -------
Undistributed net investment income included in
  price of units issued and redeemed, net........     (0.02)       0.04      (0.06)      0.02      (0.04)
                                                   --------    --------    -------    -------    -------
Distributions to shareholders from:
Net investment income............................     (0.38)      (0.33)     (0.32)     (0.36)     (0.31)
Net realized gain (loss).........................        --          --         --         --      (0.08)
                                                   --------    --------    -------    -------    -------
Total distributions to shareholders..............     (0.38)      (0.33)     (0.32)     (0.36)     (0.39)
                                                   --------    --------    -------    -------    -------
Net assets value, end of year....................  $  28.36    $  23.26    $ 19.50    $ 23.60    $ 30.30
                                                   ========    ========    =======    =======    =======
Total return (3).................................     23.64%      21.07%    (16.24)%   (21.10)%     7.10%
                                                   ========    ========    =======    =======    =======
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)...............  $580,057    $580,292    $86,781    $67,265    $49,989
Ratio of expenses to average net assets..........      0.28%       0.27%      0.28%      0.28%      0.44%
Ratio of expenses to average net assets before
  waivers........................................      0.30%       0.30%      0.31%      0.33%      0.51%
Ratio of net investment income (loss) to average
  net assets.....................................      1.44%       1.59%      1.26%      1.25%      1.10%
Portfolio turnover rate (4)......................      2.98%      14.85%     57.63%      7.14%     42.37%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                       THE MATERIALS
                                                                  SELECT SECTOR SPDR FUND
                                                     YEAR        YEAR       YEAR       YEAR       YEAR
                                                    ENDED       ENDED      ENDED      ENDED      ENDED
                                                   09/30/04    09/30/03   09/30/02   09/30/01   09/30/00
                                                   --------    --------   --------   --------   --------
Net asset value, beginning of year...............  $  21.86    $  17.74   $  19.33   $ 18.03    $ 23.74
                                                   --------    --------   --------   -------    -------
Net investment income (loss).....................      0.50(1)     0.44       0.43      0.36       0.45
Net realized and unrealized gain (loss) (2)......      5.70        4.10      (1.60)     1.86      (5.66)
                                                   --------    --------   --------   -------    -------
Total from investment operations.................      6.20        4.54      (1.17)     2.22      (5.21)
                                                   --------    --------   --------   -------    -------
Undistributed net investment income included in
  price of units issued and redeemed, net........     (0.03)       0.05       0.02      0.02      (0.07)
                                                   --------    --------   --------   -------    -------
Distributions to shareholders from:
Net investment income............................     (0.49)      (0.47)     (0.44)    (0.43)     (0.37)
Net realized gain (loss).........................        --          --         --     (0.51)     (0.06)
                                                   --------    --------   --------   -------    -------
Total distributions to shareholders..............     (0.49)      (0.47)     (0.44)    (0.94)     (0.43)
                                                   --------    --------   --------   -------    -------
Net assets value, end of year....................  $  27.54    $  21.86   $  17.74   $ 19.33    $ 18.03
                                                   ========    ========   ========   =======    =======
Total return (3).................................     28.35%      26.04%     (6.27)%   12.08%    (22.48)%
                                                   ========    ========   ========   =======    =======
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)...............  $659,685    $447,072   $159,645   $99,541    $56,785
Ratio of expenses to average net assets..........      0.27%       0.27%      0.28%     0.27%      0.43%
Ratio of expenses to average net assets before
  waivers........................................      0.30%       0.30%      0.31%     0.32%      0.51%
Ratio of net investment income (loss) to average
  net assets.....................................      1.96%       2.39%      1.96%     2.12%      1.73%
Portfolio turnover rate (4)......................      3.47%       3.94%     27.79%     5.59%     19.18%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                    THE TECHNOLOGY
                                                               SELECT SECTOR SPDR FUND
                                               YEAR         YEAR         YEAR        YEAR         YEAR
                                              ENDED        ENDED        ENDED       ENDED        ENDED
                                             09/30/04     09/30/03     09/30/02    09/30/01     09/30/00
                                             --------    ----------    --------    --------    ----------
Net asset value, beginning of year.........  $  18.25    $    11.84    $  19.18    $  46.44    $    41.22
                                             --------    ----------    --------    --------    ----------
Net investment income (loss)...............      0.13(1)       0.10(1)     0.02(1)    (0.01)(1)      (0.08)
Net realized and unrealized gain (loss)
  (2)......................................      0.85          6.36       (7.34)     (27.18)         5.31
                                             --------    ----------    --------    --------    ----------
Total from investment operations...........      0.98          6.46       (7.32)     (27.19)         5.23
                                             --------    ----------    --------    --------    ----------
Undistributed net investment income
  included in price of units issued and
  redeemed, net............................      0.01         (0.01)      (0.02)      (0.07)        (0.01)
                                             --------    ----------    --------    --------    ----------
Distributions to shareholders from:
Net investment income......................     (0.14)        (0.04)         --          --            --
Net realized gain (loss)...................        --            --          --          --            --
                                             --------    ----------    --------    --------    ----------
Total distributions to shareholders........     (0.14)        (0.04)         --          --            --
                                             --------    ----------    --------    --------    ----------
Net assets value, end of year..............  $  19.10    $    18.25    $  11.84    $  19.18    $    46.44
                                             ========    ==========    ========    ========    ==========
Total return (3)...........................      5.37%        54.66%     (38.28)%    (58.71)%       12.67%
                                             ========    ==========    ========    ========    ==========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000's).........  $936,192    $1,062,298    $632,588    $897,427    $1,042,665
Ratio of expenses to average net assets....      0.26%         0.28%       0.27%       0.28%         0.42%
Ratio of expenses to average net assets
  before waivers...........................      0.30%         0.32%       0.30%       0.33%         0.50%
Ratio of net investment income (loss) to
  average net assets.......................      0.68%         0.65%       0.12%      (0.05)%       (0.16)%
Portfolio turnover rate (4)................      2.87%         9.86%      17.92%      10.85%        24.34%

See accompanying notes to financial highlights on page 56.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                      THE UTILITIES
                                                                 SELECT SECTOR SPDR FUND
                                                   YEAR          YEAR        YEAR       YEAR       YEAR
                                                  ENDED         ENDED       ENDED      ENDED      ENDED
                                                 09/30/04      09/30/03    09/30/02   09/30/01   09/30/00
                                                ----------    ----------   --------   --------   --------
Net asset value, beginning of year............  $    21.79    $    18.57   $  29.35   $  32.24   $  29.52
                                                ----------    ----------   --------   --------   --------
Net investment income (loss)..................        0.85(1)       0.81       0.89       0.70       1.06
Net realized and unrealized gain (loss) (2)...        3.33          3.16     (10.82)     (2.48)      2.86
                                                ----------    ----------   --------   --------   --------
Total from investment operations..............        4.18          3.97      (9.93)     (1.78)      3.92
                                                ----------    ----------   --------   --------   --------
Undistributed net investment income included
  in price of units issued and redeemed,
  net.........................................       (0.05)         0.06       0.06       0.04      (0.17)
                                                ----------    ----------   --------   --------   --------
Distributions to shareholders from:
Net investment income.........................       (0.82)        (0.81)     (0.91)     (0.90)     (0.85)
Net realized gain (loss)......................          --            --         --      (0.25)     (0.18)
                                                ----------    ----------   --------   --------   --------
Total distributions to shareholders...........       (0.82)        (0.81)     (0.91)     (1.15)     (1.03)
                                                ----------    ----------   --------   --------   --------
Net assets value, end of year.................  $    25.10    $    21.79   $  18.57   $  29.35   $  32.24
                                                ==========    ==========   ========   ========   ========
Total return (3)..............................       19.13%        22.16%    (34.15)%    (5.53)%    13.21%
                                                ==========    ==========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)............  $1,270,116    $1,181,940   $139,244   $110,068   $108,011
Ratio of expenses to average net assets.......        0.27%         0.27%      0.27%      0.29%      0.40%
Ratio of expenses to average net assets before
  waivers.....................................        0.30%         0.31%      0.30%      0.34%      0.50%
Ratio of net investment income (loss) to
  average net assets..........................        3.64%         4.02%      3.60%      2.87%      3.45%
Portfolio turnover rate (4)...................        9.67%         5.70%     56.89%     11.79%     44.57%

(1) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(4) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDRs.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004

1.  ORGANIZATION

The Select Sector SPDR Trust (the "Trust") was organized in the Commonwealth of Massachusetts on June 10, 1998 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in a particular sector or group of industries as specified by a specified market sector index (each a "Select Sector Index"). Each of the nine Select Sector Indexes represents a basket of equity securities of public companies that are components of the S&P 500 Index and are included in a specific sector. The Trust is comprised of nine funds (collectively the "Funds" and each individually a "Fund") as follows: The Consumer Discretionary Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund. Each Fund operates as a non-diversified investment company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

The Funds' securities holdings, except for those traded on the NASDAQ, are valued based on the last sale price. Securities traded on the NASDAQ are valued at the NASDAQ Official Close Price. Securities regularly traded in an over-the-counter market are valued at the last sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board of Trustees.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

EXPENSES

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

FEDERAL INCOME TAX

The Funds have qualified and intend to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEDERAL INCOME TAX -- (CONTINUED)

investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. At September 30, 2004, the Funds had the following capital loss carryforwards, which may be utilized to offset any net realized capital gains, expiring September 30:

FUND                                           2008         2009           2010           2011           2012
-----------------------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR
  Fund                                      $  234,327   $   718,060   $    732,626   $ 13,927,450   $  2,502,233
Consumer Staples Select Sector SPDR Fund        32,935     5,361,967      1,125,600     54,107,397     23,758,907
Energy Select Sector SPDR Fund                 748,469       615,827      6,697,642     65,879,072      6,684,065
Financial Select Sector SPDR Fund              310,711     3,419,828      3,115,309     19,148,460      8,078,713
Health Care Select Sector SPDR Fund                 --     1,393,723      2,876,921     17,808,907      1,306,855
Industrial Select Sector SPDR Fund                  --     5,365,360        617,211     29,450,669      6,331,812
Materials Select Sector SPDR Fund                   --     1,158,053      3,739,320      6,349,204      2,359,563
Technology Select Sector SPDR Fund           1,441,975    13,684,462    110,778,244    305,114,554    123,285,364
Utilities Select Sector SPDR Fund                   --     2,084,663        419,927     20,355,853     15,559,181

During the fiscal period ended September 30, 2004, the Funds reclassified non-taxable security gains and losses realized in the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in surplus in the Statements of Assets and Liabilities as follows:

                                                              NET GAIN (LOSS)
FUND                                                          RECLASS AMOUNT
-----------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                 $ 43,838,447
Consumer Staples Select Sector SPDR Fund                         19,857,204
Energy Select Sector SPDR Fund                                  135,484,004
Financial Select Sector SPDR Fund                                74,846,400
Health Care Select Sector SPDR Fund                              28,514,464
Industrial Select Sector SPDR Fund                              103,400,939
Materials Select Sector SPDR Fund                                76,354,371
Technology Select Sector SPDR Fund                               18,684,631
Utilities Select Sector SPDR Fund                               197,480,055

Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds incurred the following losses during the period November 1, 2003 through September 30, 2004 and have been deferred for tax purposes until fiscal year 2004:

FUND                                                          DEFERRED LOSSES
-----------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                  $  997,052
Consumer Staples Select Sector SPDR Fund                           799,804
Energy Select Sector SPDR Fund                                   5,976,535
Financial Select Sector SPDR Fund                                3,541,847
Health Care Select Sector SPDR Fund                              5,853,214
Industrial Select Sector SPDR Fund                               1,389,592
Materials Select Sector SPDR Fund                                1,807,615
Technology Select Sector SPDR Fund                               7,887,018
Utilities Select Sector SPDR Fund                                       --

For the year ended September 30, 2004, there were no significant differences between the book basis and the tax basis character of distributions to shareholders. Additionally, there were no significant differences between the book basis and tax basis components of net assets other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEDERAL INCOME TAX -- (CONTINUED)

The tax character of distributions paid during the year ended September 30, 2004, was as follows:

                                                                                 LONG-TERM
                                                              ORDINARY INCOME   CAPITAL GAIN
--------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                  $ 1,857,385     $        --
Consumer Staples Select Sector SPDR Fund                          7,556,211              --
Energy Select Sector SPDR Fund                                   16,759,030              --
Financial Select Sector SPDR Fund                                18,056,916              --
Health Care Select Sector SPDR Fund                               7,764,177              --
Industrial Select Sector SPDR Fund                                7,800,750              --
Materials Select Sector SPDR Fund                                11,929,682              --
Technology Select Sector SPDR Fund                                7,553,916              --
Utilities Select Sector SPDR Fund                                41,107,105              --

The tax character of distributions paid during the year ended September 30, 2003, was as follows:

                                                                                 LONG-TERM
                                                              ORDINARY INCOME   CAPITAL GAIN
--------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                  $ 1,186,210     $        --
Consumer Staples Select Sector SPDR Fund                          4,528,088              --
Energy Select Sector SPDR Fund                                    6,750,742              --
Financial Select Sector SPDR Fund                                14,072,829              --
Health Care Select Sector SPDR Fund                               2,961,960              --
Industrial Select Sector SPDR Fund                                5,963,416              --
Materials Select Sector SPDR Fund                                 7,973,938              --
Technology Select Sector SPDR Fund                                2,618,188              --
Utilities Select Sector SPDR Fund                                33,590,987              --

As of September 30, 2004 the components of distributable earnings (excluding unrealized appreciation (depreciation)) on a tax basis were as follows:

                                                                                UNDISTRIBUTED
                                                               UNDISTRIBUTED      LONG-TERM
                                                              ORDINARY INCOME   CAPITAL GAIN
---------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                  $   248,157      $        --
Consumer Staples Select Sector SPDR Fund                          2,000,980               --
Energy Select Sector SPDR Fund                                    3,936,428               --
Financial Select Sector SPDR Fund                                 3,384,262               --
Health Care Select Sector SPDR Fund                               1,800,455               --
Industrial Select Sector SPDR Fund                                2,705,097               --
Materials Select Sector SPDR Fund                                 3,097,237               --
Technology Select Sector SPDR Fund                                4,521,180               --
Utilities Select Sector SPDR Fund                                10,801,428               --

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with commercial banks. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

REPURCHASE AGREEMENTS -- (CONTINUED)

considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the maturity date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. At September 30, 2004 the Trust had no open repurchase agreements.

OTHER

Each of the Select Sector SPDR Funds concentrates its investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

ADVISOR FEES

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, each Fund pays the Advisor a fee accrued daily and paid monthly, at the annualized rate of 0.05% of average daily net assets of each of the Funds.

TRUSTEES FEES

The Trust pays each independent Trustee an annual fee of $16,000 plus a per meeting fee of $2,000 for scheduled quarterly meetings of the Board of Trustees attended by the Trustee and $500 for each special telephone meeting, if applicable. Independent Trustees who serve on the Trust's Audit Committee ("Committee Members") also receive $1,000 per committee meeting attended except for the Chairman of the Committee who receives $1,500 per committee meeting attended. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

UNITARY FEE

A "Unitary" Fee is paid by each Fund to State Street Bank for the Administration, Custody and Transfer Agency services it provides to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is equal to the greater of:
(a) a sliding scale fee calculated as follows: (i) 0.10% of average daily net assets of the Trust up to the first $4.5 billion of net assets (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added): (ii) 0.08% of average daily net assets up to the next $4.5 billion of net assets of the Trust (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added): and (iii) 0.06% of average daily net assets on the remainder of net assets; or (b) a minimum annual fee of $3.15 million increased by $350,000 each time a new Select Sector SPDR Fund is added. Pursuant to a voluntary fee waiver, State Street has agreed to reduce the Unitary Fee from 0.10% for the first $500 million per Fund, 0.08% for the next $500 million per Fund, and 0.06% thereafter of the average daily net assets to 0.07% for the first $500 million per Fund, 0.05% for the next $500 million per Fund and 0.03% thereafter of average daily net assets and continue to waive the minimum fee. The foregoing fee reduction and minimum fee waiver will remain in effect for at least a twelve-month period ending January 31, 2005. There is no assurance that the fee reductions will remain in effect for more than one year. State Street has not entered into an agreement with the trust to recapture waived fees

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

in subsequent periods. The waiver amounts for the Unitary Fee for the twelve months ended September 30, 2004 were as follows:

                            FUND                               WAIVER AMOUNT
----------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                   $ 73,652
Consumer Staples Select Sector SPDR Fund                          121,514
Energy Select Sector SPDR Fund                                    286,715
Financial Select Sector SPDR Fund                                 256,405
Health Care Select Sector SPDR Fund                               174,506
Industrial Select Sector SPDR Fund                                160,411
Materials Select Sector SPDR Fund                                 191,062
Technology Select Sector SPDR Fund                                350,176
Utilities Select Sector SPDR Fund                                 442,174

DISTRIBUTOR

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. The Rule 12b-1 Plan and Agreement provides for payment of a fee to the Distributor at an annualized rate of 0.25% of the average daily net assets of each of the Funds. Effective February 1, 2002, the Board of Trustees has limited each Fund's 12b-1 fee to 0.07% of its average daily net assets at least until February, 2005.

ADDITIONAL EXPENSES

Standard and Poor's ("S&P"), the American Stock Exchange LLC (the "AMEX"), and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") have entered into a license agreement with respect to each Select Sector SPDR Fund's Select Sector Index. Pursuant to such license agreement, the Trust has entered into a sub-license agreement which required that each Select Sector SPDR Fund pay a one time fee to S&P of $5,000 (the "One Time Fee"). In addition, the Trust will pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust or $450,000 (the "Minimum Annual Fee"), and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust. The Minimum Annual Fee (plus the One Time Fee) is payable in full to S&P during the first year of the sub-license agreement six months from the date after the first day of trading of any Select Sector SPDR Fund on the AMEX (the "First Trading Day"). Thereafter, the Minimum Annual Fee is payable in full on each anniversary of the First Trading Day. The fee to Merrill Lynch is payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

4.  SHAREHOLDER TRANSACTIONS IN SELECT SECTOR SPDR FUNDS WERE AS FOLLOWS FOR:

CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2004
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           10,550,000    $ 320,924,807
Dividend reinvestment SPDRs
  issued                                    288            8,929
SPDRs redeemed                      (10,700,000)    (331,200,720)
Net income equalization                      --           62,924
                                    -----------    -------------
Net decrease                           (149,712)   $ (10,204,060)
                                    ===========    =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2003
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                          10,750,000     $ 268,530,218
Dividend reinvestment SPDRs
  issued                                     3                78
SPDRs redeemed                      (7,450,000)     (182,604,441)
Net income equalization                     --          (130,703)
                                    ----------     -------------
Net increase                         3,300,003     $  85,795,152
                                    ==========     =============

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

CONSUMER STAPLES SELECT SECTOR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2004
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                          24,200,000     $ 544,286,558
Dividend reinvestment SPDRs
  issued                                   686            15,262
SPDRs redeemed                      (9,300,000)     (206,279,193)
Net income equalization                     --          (498,036)
                                    ----------     -------------
Net increase                        14,900,686     $ 337,524,591
                                    ==========     =============

                                             YEAR ENDED
                                         SEPTEMBER 30, 2003
                                    SELECT SECTOR
                                        SPDRS          AMOUNT
                                    -------------   ------------
SPDRs sold                            6,700,000     $131,764,821
Dividend reinvestment SPDRs issued          139            2,746
SPDRs redeemed                       (3,450,000)     (66,199,315)
Net income equalization                      --          (56,698)
                                     ----------     ------------
Net increase                          3,250,139     $ 65,511,554
                                     ==========     ============

ENERGY SELECT SECTOR SPDR FUND

                                             YEAR ENDED
                                         SEPTEMBER 30, 2004
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                           56,100,000    $1,657,340,364
Dividend reinvestment SPDRs
  issued                                  1,650            50,125
SPDRs redeemed                      (30,800,000)     (930,253,042)
Net income equalization                      --        (1,137,806)
                                    -----------    --------------
Net increase                         25,301,650    $  725,999,641
                                    ===========    ==============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2003
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           17,900,000    $ 403,998,243
Dividend reinvestment SPDRs
  issued                                    149            3,337
SPDRs redeemed                      (12,750,000)    (288,051,051)
Net income equalization                      --          207,743
                                    -----------    -------------
Net increase                          5,150,149    $ 116,158,272
                                    ===========    =============

FINANCIAL SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2004
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                         103,000,000    $ 2,925,480,945
Dividend reinvestment SPDRs
  issued                                 2,127             59,810
SPDRs redeemed                     (99,000,000)    (2,799,905,168)
Net income equalization                     --           (621,404)
                                   -----------    ---------------
Net increase                         4,002,127    $   125,014,183
                                   ===========    ===============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2003
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          90,100,000    $ 2,097,213,388
Dividend reinvestment SPDRs
  issued                                 1,761             40,801
SPDRs redeemed                     (78,600,000)    (1,855,132,996)
Net income equalization                     --             87,185
                                   -----------    ---------------
Net increase                        11,501,761    $   242,208,378
                                   ===========    ===============

HEALTH CARE SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2004
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                          22,050,000     $ 664,650,442
Dividend reinvestment SPDRs
  issued                                   865            25,571
SPDRs redeemed                      (5,300,000)     (157,819,952)
Net income equalization                     --          (789,572)
                                    ----------     -------------
Net increase                        16,750,865     $ 506,066,489
                                    ==========     =============

                                             YEAR ENDED
                                         SEPTEMBER 30, 2003
                                    SELECT SECTOR
                                        SPDRS          AMOUNT
                                    -------------   ------------
SPDRs sold                            7,800,000     $214,015,123
Dividend reinvestment SPDRs issued           21              595
SPDRs redeemed                         (800,000)     (21,685,165)
Net income equalization                      --         (293,336)
                                      ---------     ------------
Net increase                          7,000,021     $192,037,217
                                      =========     ============

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

INDUSTRIAL SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2004
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           17,850,000    $ 485,538,006
Dividend reinvestment SPDRs
  issued                                    527           14,171
SPDRs redeemed                      (22,350,000)    (593,516,542)
Net income equalization                      --          458,904
                                    -----------    -------------
Net decrease                         (4,499,473)   $(107,505,461)
                                    ===========    =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2003
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                          26,300,000     $ 562,525,359
Dividend reinvestment SPDRs
  issued                                     6               127
SPDRs redeemed                      (5,800,000)     (137,301,478)
Net income equalization                     --          (883,874)
                                    ----------     -------------
Net increase                        20,500,006     $ 424,340,134
                                    ==========     =============

MATERIALS SELECT SECTOR SPDR FUND

                                             YEAR ENDED
                                         SEPTEMBER 30, 2004
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                           40,800,000    $1,037,403,227
Dividend reinvestment SPDRs
  issued                                  3,139            80,364
SPDRs redeemed                      (37,300,000)     (941,322,881)
Net income equalization                      --           714,818
                                    -----------    --------------
Net increase                          3,503,139    $   96,875,528
                                    ===========    ==============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2003
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                          20,800,000     $ 433,113,510
Dividend reinvestment SPDRs
  issued                                    19               381
SPDRs redeemed                      (9,350,000)     (198,131,516)
Net income equalization                     --        (1,033,882)
                                    ----------     -------------
Net increase                        11,450,019     $ 233,948,493
                                    ==========     =============

TECHNOLOGY SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2004
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           13,350,000    $ 272,413,883
Dividend reinvestment SPDRs
  issued                                  1,801           38,247
SPDRs redeemed                      (22,550,000)    (450,421,191)
Net income equalization                      --         (689,027)
                                    -----------    -------------
Net decrease                         (9,198,199)   $(178,658,088)
                                    ===========    =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2003
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           18,350,000    $ 277,484,077
Dividend reinvestment SPDRs
  issued                                  1,081           15,599
SPDRs redeemed                      (13,600,000)    (219,699,935)
Net income equalization                      --          615,928
                                    -----------    -------------
Net increase                          4,751,081    $  58,415,669
                                    ===========    =============

UTILITIES SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2004
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          41,300,000    $   986,689,902
Dividend reinvestment SPDRs
  issued                                11,398            270,223
SPDRs redeemed                     (44,950,000)    (1,071,976,268)
Net income equalization                     --          2,300,994
                                   -----------    ---------------
Net decrease                        (3,638,602)   $   (82,715,149)
                                   ===========    ===============

                                             YEAR ENDED
                                         SEPTEMBER 30, 2003
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                          52,300,000     $1,009,645,746
Dividend reinvestment SPDRs
  issued                                   389              7,869
SPDRs redeemed                      (5,550,000)      (114,226,321)
Net income equalization                     --         (3,172,171)
                                    ----------     --------------
Net increase                        46,750,389     $  892,255,123
                                    ==========     ==============

Except for under the Trust's dividend reinvestment plan, Select Sector SPDRs are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 Select Sector SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per Select Sector SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $1,000 to

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

$4,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Transfer Agent and used to offset the expense of processing orders.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at September 30, 2004 were as follows:

                                                                            GROSS          GROSS       NET UNREALIZED
                                                          IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
FUND                                                         COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund          $  268,117,831   $  7,636,741   $ 21,852,105   $ (14,215,364)
Consumer Staples Select Sector SPDR Fund                   644,395,256     15,318,806     40,862,987     (25,544,181)
Energy Select Sector SPDR Fund                           1,280,189,323    188,300,384             --     188,300,384
Financial Select Sector SPDR Fund                        1,061,939,961     11,694,224     73,835,749     (62,141,525)
Health Care Select Sector SPDR Fund                        840,382,289     37,090,296     66,273,557     (29,183,261)
Industrial Select Sector SPDR Fund                         561,775,285     29,973,510     10,431,458      19,542,052
Materials Select Sector SPDR Fund                          648,226,067     28,733,460     15,249,230      13,484,230
Technology Select Sector SPDR Fund                       1,489,248,587     22,633,547    575,272,107    (552,638,560)
Utilities Select Sector SPDR Fund                        1,219,320,955     68,863,201      9,549,213      59,313,988

6.  INVESTMENT TRANSACTIONS

For the period ended September 30, 2004, the Trust had in-kind contributions and in-kind redemptions as follows:

FUND                                                            PURCHASES           SALES
----------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                $  314,340,063    $  324,560,239
Consumer Staples Select Sector SPDR Fund                         513,084,206       175,547,323
Energy Select Sector SPDR Fund                                 1,506,294,651       780,345,696
Financial Select Sector SPDR Fund                              2,500,979,382     2,368,956,387
Health Care Select Sector SPDR Fund                              663,633,053       157,591,607
Industrial Select Sector SPDR Fund                               460,782,443       568,319,576
Materials Select Sector SPDR Fund                                953,442,710       856,655,666
Technology Select Sector SPDR Fund                               248,454,072       448,617,854
Utilities Select Sector SPDR Fund                                899,035,616       974,917,166

For the period ended September 30, 2004, the Trust had purchases and sales of investment securities as follows:

FUND                                                           PURCHASES         SALES
------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                $  7,263,700    $  7,416,905
Consumer Staples Select Sector SPDR Fund                        12,431,056      13,922,571
Energy Select Sector SPDR Fund                                  89,328,436      92,066,895
Financial Select Sector SPDR Fund                               70,712,800      75,867,695
Health Care Select Sector SPDR Fund                             42,945,033      43,482,302
Industrial Select Sector SPDR Fund                              17,123,379      18,358,005
Materials Select Sector SPDR Fund                               22,965,025      24,332,257
Technology Select Sector SPDR Fund                              51,794,151      29,303,120
Utilities Select Sector SPDR Fund                              118,322,443     132,123,675

For the period ended September 30, 2004, there were brokerage commissions on investment transactions paid to State Street Corporation as follows:

FUND                                                          COMMISSIONS
-------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                  $  318
Consumer Staples Select Sector SPDR Fund                           327
Energy Select Sector SPDR Fund                                      --
Financial Select Sector SPDR Fund                                   68
Health Care Select Sector SPDR Fund                                642
Industrial Select Sector SPDR Fund                               3,420
Materials Select Sector SPDR Fund                                6,693
Technology Select Sector SPDR Fund                               5,298
Utilities Select Sector SPDR Fund                                2,739

THE SELECT SECTOR SPDR TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of The Select Sector SPDR Trust,

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the nine funds (each a "Fund") comprising The Select Sector SPDR Trust (the "Trust") at September 30, 2004, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 19, 2004

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, distribution (12b-1) fees, administration, custodian and transfer agent fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at April 1, 2004 and held for the six-months ended September 30, 2004.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Shareholders are charged transaction fees at scheduled amounts ranging from $1,000 to $4,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell Select Sector SPDR Fund Shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, which may include creation and redemption fees or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID
                                                                 VALUE             VALUE          DURING PERIOD*
                                                                4/01/04           9/30/04       4/01/04 TO 9/30/04
                                                           -----------------   --------------   ------------------
ACTUAL
  The Consumer Discretionary Select Sector SPDR Fund            $1,000           $  984.29            $1.39
  The Consumer Staples Select Sector SPDR Fund                  $1,000           $  955.60            $1.32
  The Energy Select Sector SPDR Fund                            $1,000           $1,202.29            $1.49
  The Financial Select Sector SPDR Fund                         $1,000           $  978.91            $1.34
  The Health Care Select Sector SPDR Fund                       $1,000           $  969.92            $1.33
  The Industrial Select Sector SPDR Fund                        $1,000           $1,077.17            $1.45
  The Materials Select Sector SPDR Fund                         $1,000           $1,061.35            $1.49
  The Technology Select Sector SPDR Fund                        $1,000           $  945.00            $1.36
  The Utilities Select Sector SPDR Fund                         $1,000           $1,051.26            $1.49
HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
  The Consumer Discretionary Select Sector SPDR Fund            $1,000           $1,023.60            $1.42
  The Consumer Staples Select Sector SPDR Fund                  $1,000           $1,023.65            $1.37
  The Energy Select Sector SPDR Fund                            $1,000           $1,023.65            $1.37
  The Financial Select Sector SPDR Fund                         $1,000           $1,023.65            $1.37
  The Health Care Select Sector SPDR Fund                       $1,000           $1,023.65            $1.37
  The Industrial Select Sector SPDR Fund                        $1,000           $1,023.60            $1.42
  The Materials Select Sector SPDR Fund                         $1,000           $1,023.55            $1.47
  The Technology Select Sector SPDR Fund                        $1,000           $1,023.60            $1.42
  The Utilities Select Sector SPDR Fund                         $1,000           $1,023.55            $1.47

* Expenses are equal to the Fund's annualized expense ratio of 0.28%, 0.27%, 0.27%, 0.27%, 0.27%, 0.28%, 0.29%, 0.28% and 0.29%, respectively, multiplied by the average account value of the period, multiplied by 183/366.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)

TAX INFORMATION (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2004.

Percentage of distributions which qualify for the corporate dividends received deduction:

                                                              PERCENTAGE
                                                              ----------
Consumer Discretionary Select Sector SPDR Fund                  100.00%
Consumer Staples Select Sector SPDR Fund                        100.00
Energy Select Sector SPDR Fund                                  100.00
Financial Select Sector SPDR Fund                                99.62
Health Care Select Sector SPDR Fund                             100.00
Industrials Select Sector SPDR Fund                             100.00
Materials Select Sector SPDR Fund                               100.00
Technology Select Sector SPDR Fund                              100.00
Utilities Select Sector SPDR Fund                               100.00

For the fiscal year ended September 30, 2004 certain dividends paid by the Trust may be designated as qualified dividend income and subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.

PROXY VOTING POLICIES

You may obtain a description of the Fund's proxy voting policies and procedure without charge, upon request by contacting the Funds directly at 1-800-843-2639 (toll free), on the website of the Securities and Exchange Commission, at www.sec.gov, or on the Fund's website at www.spdrindex.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-months period ended June 30 is also available without charge, upon request by calling 1-800-843-2639 (toll free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Fund's website at www.spdrindex.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds will file a complete schedule of portfolio holdings with the Securities and Exchange Commission of the first and third quarters of each fiscal year on Form N-Q commencing with the quarter ending December 31, 2004. The Fund's Forms N-Q will be available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtain by calling 1-800-SEC-0330. The information on Form N-Q will be available upon request, without charge, by calling 1-800-843-2639 (toll free), and on the Fund website at www.spdrindex.com.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
OFFICERS AND TRUSTEES

                                                                                                            NUMBER OF
                                                                                                           PORTFOLIOS
                                                                                                             IN FUND
                                                TERM OF OFFICE                                               COMPLEX
       NAME, ADDRESS           POSITION(S)        AND LENGTH              PRINCIPAL OCCUPATION(S)          OVERSEEN BY
     AND DATE OF BIRTH         WITH FUNDS       OF TIME SERVED              DURING PAST 5 YEARS              TRUSTEE
---------------------------  ---------------  ------------------  ---------------------------------------  -----------
George R. Gaspari            Trustee,         Unlimited,          Financial Services Consultant (1996 to        9
P.O. Box 844                 Chairman of the  Elected: October    present).
124 Island Drive             Audit Committee  1998
Highland Lakes, NJ 07422
3/15/40

Ernest J. Scalberg           Trustee, Member  Unlimited,          Associate Vice President for External         9
Monterey Institute of        of the Audit     Elected: October    Programs and Dean of the Fisher
International Studies        Committee        1998                Graduate School of International
425 Van Buren St.                                                 Business (2001 to present); Dean of the
Monterey, CA 93940                                                Graduate School of Business
5/18/45                                                           Administration and Dean of Faculty of
                                                                  the School of Business at Fordham
                                                                  University (April 1994 to 2001);
                                                                  Director, Adviser or Trustee to
                                                                  numerous non-profit organizations (1974
                                                                  to present).

R. Charles Tschampion        Trustee; Member  Unlimited,          Managing Director of Investment               9
General Motors Investment    of the Audit     Elected: October    Research and Managing Director of
Management Corp.             Committee        1998                Defined Contribution Plans, General
767 Fifth Avenue                                                  Motors Asset Management Corporation
New York, New York 10153                                          (1994 to present); Board of Governors
4/15/46                                                           of the Association for Investment
                                                                  Management Research (Member, 1995 to
                                                                  2001; Chair, 1999-2000); India Magnum
                                                                  Fund (1994 to present); Trustee of
                                                                  Lehigh University and Chair of the
                                                                  Investment Sub-Committee for the Lehigh
                                                                  University Endowment Fund (October 1998
                                                                  to present).

Cheryl Burgermeister         Trustee; Member  Unlimited,          Retired; Trustee and Treasurer of             9
9 Nansen Summit              of the Audit     Elected: October    Portland Community College Foundation
Lake Oswego, OR 97035        Committee        1998                (2001 to present); Finance Committee
6/26/51                                                           Member Portland Community College
                                                                  Foundation (January 2001 to present);
                                                                  Trustee Zero Gravity Internet Fund (May
                                                                  2000 to November 2001); Director and
                                                                  Chief Finance Officer of The Crabbe
                                                                  Huson Group and Treasurer of the Crabbe
                                                                  Huson Family of Funds (1987 to 1998);
                                                                  Active CPA in Oregon.

Kathleen C. Cuocolo*         Trustee,         Unlimited,          Executive Vice President, State Street        9
243 Catering Heights         Chairman of the  Elected: May 2001   Bank and Trust Company (March
Concord, MA 01742            Board                                2000-2003); Senior Vice President
2/3/52                                                            (1995-March 2000); Executive Operating
                                                                  Group (1999-2003); CPA in
                                                                  Massachusetts; Trustee, Boston College
                                                                  School of Financial Advisory Board.

Agustin J. Fleites**         Trustee          Unlimited,          Principal, State Street Global Advisors      20
SSgA Funds                                    Elected: November   (1987-present); Member SSgA Investment
Management, Inc.                              2003                Committee (1994-present).
State Street Financial
Center
One Lincoln Street
Boston, MA 02111-2900
12/17/65


       NAME, ADDRESS          OTHER DIRECTORSHIPS
     AND DATE OF BIRTH          HELD BY TRUSTEE
---------------------------  ----------------------
George R. Gaspari                      0
P.O. Box 844
124 Island Drive
Highland Lakes, NJ 07422
3/15/40
Ernest J. Scalberg                     0
Monterey Institute of
International Studies
425 Van Buren St.
Monterey, CA 93940
5/18/45

R. Charles Tschampion        Director of the India
General Motors Investment    Magnum Fund; Trustee
Management Corp.             of Lehigh University
767 Fifth Avenue             and Chair of the
New York, New York 10153     Investment
4/15/46                      Sub-Committee for the
                             Lehigh University
                             Endowment Fund.

Cheryl Burgermeister         Trustee and Treasurer
9 Nansen Summit              of Portland Community
Lake Oswego, OR 97035        College Foundation;
6/26/51                      Trustee and Audit
                             Committee Member of
                             E*Trade Funds
                             (February 2004 to
                             present).

Kathleen C. Cuocolo*                   0
243 Catering Heights
Concord, MA 01742
2/3/52

Agustin J. Fleites**         Chairman of Board,
SSgA Funds                   President, Principal
Management, Inc.             Executive Officer, and
State Street Financial       Chief Executive
Center                       Officer,
One Lincoln Street           StreetTRACKS Series
Boston, MA 02111-2900        Trust and StreetTRACKS
12/17/65                     Index Shares Funds;
                             Director, SSgA Cash
                             Management Fund,
                             Dublin, Ireland.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
OFFICERS AND TRUSTEES

                                                                                                            NUMBER OF
                                                                                                           PORTFOLIOS
                                                                                                             IN FUND
                                                TERM OF OFFICE                                               COMPLEX
       NAME, ADDRESS           POSITION(S)        AND LENGTH              PRINCIPAL OCCUPATION(S)          OVERSEEN BY
     AND DATE OF BIRTH         WITH FUNDS       OF TIME SERVED              DURING PAST 5 YEARS              TRUSTEE
---------------------------  ---------------  ------------------  ---------------------------------------  -----------
Donald A. Gignac             President        Unlimited,          Senior Vice President, State Street          N/A
State Street Bank and                         Elected: August     Bank and Trust Company (2002-present).
Trust Company                                 2003                Vice President, State Street Bank and
2 Avenue de Lafayette                                             Trust Company (1993-2002)
Boston, Massachusetts 02111
6/14/65

Michael P. Riley             Treasurer        Unlimited,          Assistant Vice President, State Street       N/A
State Street Bank and                         Elected: August     Bank and Trust Company (2000-present);
Trust Company                                 2003                Assistant Secretary, Assistant
One Federal Street                                                Director, State Street Bank and Trust
Boston, Massachusetts 02110                                       Company (1999- 2000).
3/22/69

Karen Gillogly               Assistant        Unlimited,          Vice President, State Street Bank and        N/A
State Street Bank and        Treasurer        Elected: August     Trust Company (1999-present); Audit
Trust Company                                 2003                Senior Manager, Ernst & Young LLP
One Federal Street                                                (1998).
Boston, Massachusetts 02110
9/3/66

Mary Moran Zeven             Secretary        Unlimited,          Senior Vice President and Senior             N/A
State Street Bank and                         Elected: November   Managing Counsel, (2002-present) and
Trust Company                                 2001                Vice President and Associate Counsel,
One Federal Street                                                (2000-2002), State Street Bank and
Boston, Massachusetts 02110                                       Trust Company; Vice President and
2/27/61                                                           Counsel, PFPC, Inc. 1999 to 2000.

Peter A. Ambrosini, Esq.     Chief            Unlimited           Chief Compliance and Risk Management         N/A
SSgA Funds                   Compliance       Elected:            Officer, SSgA Funds Management, Inc.
Management, Inc.             Officer          May 2003            and State Street Global Advisors
State Street Financial                                            (2001-present); Managing Director,
Center                                                            PricewaterhouseCoopers (1986-2001).
One Lincoln Street
Boston, MA 02111-2900
12/17/43


       NAME, ADDRESS          OTHER DIRECTORSHIPS
     AND DATE OF BIRTH          HELD BY TRUSTEE
---------------------------  ----------------------
Donald A. Gignac                      N/A
State Street Bank and
Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02111
6/14/65
Michael P. Riley                      N/A
State Street Bank and
Trust Company
One Federal Street
Boston, Massachusetts 02110
3/22/69
Karen Gillogly                        N/A
State Street Bank and
Trust Company
One Federal Street
Boston, Massachusetts 02110
9/3/66
Mary Moran Zeven                      N/A
State Street Bank and
Trust Company
One Federal Street
Boston, Massachusetts 02110
2/27/61
Peter A. Ambrosini, Esq.              N/A
SSgA Funds
Management, Inc.
State Street Financial
Center
One Lincoln Street
Boston, MA 02111-2900
12/17/43

 * Ms. Cuocolo is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of her former position as officer of State Street Bank & Trust Company, the parent company of the Adviser.

** Mr. Fleites is an "interested person" of the Trust, as defined in the 1940
   Act, by virtue of his position as an officer of the Adviser.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

TRUSTEES
KATHLEEN C. CUOCOLO, CHAIRMAN
AGUSTIN J. FLEITES
CHERYL BURGERMEISTER
GEORGE R. GASPARI
ERNEST J. SCALBERG
R. CHARLES TSCHAMPION

OFFICERS
DONALD A. GIGNAC, PRESIDENT
MICHAEL P. RILEY, TREASURER
KAREN GILLOGLY, ASSISTANT TREASURER
MARY MORAN ZEVEN, SECRETARY
PETER AMBROSINI, CHIEF COMPLIANCE OFFICER

INVESTMENT MANAGER
SSGA FUNDS MANAGEMENT, INC.
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

DISTRIBUTOR
ALPS DISTRIBUTORS, INC.
1625 BROADWAY, SUITE 2200
DENVER, COLORADO 80202

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
STATE STREET BANK AND TRUST COMPANY
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
31 WEST 52ND STREET
NEW YORK, NEW YORK 10019

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
125 HIGH STREET
BOSTON, MASSACHUSETTS 02110

   The Select Sector SPDR Trust is distributed by ALPS Distributors, Inc.

   The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.

                              CATEGORICALLY UNIQUE
                                 INDEX FUNDS(SM)

                                  SELECT SECTOR
                                    SPDRs(R)

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard & Poor's Depositary Receipts(R)," "SPDR(R)," "Select Sector SPDR," and "Select Sector Standard & Poor's Depositary Receipts" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use in connection with the listing and trading of Select Sector SPDRs on the AMEX. The stocks included in each Select Sector Index (upon which the Products are based) were selected by the index compilation agent in consultation with S&P from the universe of companies represented by the S&P 500 Index. The composition and weighting of stocks included in each Select Sector Index can be expected to differ from the composition and weighting of stocks included in any similar S&P 500 sector index that is published and disseminated by S&P.

ITEM 2. CODE OF ETHICS

(a) The Select Sector SPDR Trust (the "Trust" or "Registrant") has adopted a Code of Conduct for Principal Executive and Senior Financial Officers (the "Code of Conduct").

(c) There has been an amendment to the Code of Conduct during the period of April 1, 2004 through September 30, 2004 (the "Reporting Period"), to increase the threshold for the receipt of any non-nominal gifts by covered persons from $100 to $250.

(d) There have been no waivers granted by the Trust to individuals covered by the Code of Conduct during the Reporting Period.

(f) A copy of the Code of Conduct is being filed as Exhibit 11(a)(1) to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

(a)(1) The Board of Trustees of the Trust has determined that the Trust has two Board members serving on the Trust's Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert."

   (2) George Gaspari and Cheryl Burgermeister are the Trust's audit committee financial experts. The Board also determined that Mr. Gaspari and Ms. Burgermeister are not "interested person(s)" of the Trust as that term is defined in Section 2(a)(19) of the Investment Company Act.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)      Audit Fees

         For the fiscal years ending September 30, 2004 and September 30, 2003, the aggregate audit fees billed for professional services rendered by PricewaterhouseCoopers LLP ("PwC"), the Trust's principal accountant, for the audit of the Trust's annual financial statements and services provided by PwC in connection with the Trust's statutory and regulatory filings were $157,500 and $150,300, respectively.

(b)      Audit-Related Fees

         For the fiscal years ending September 30, 2004 and September 30, 2003, the aggregate billed fees for assurance and related services by PwC reasonably related to the performance of the audit of the Trust's financial statements that are not reported under (a) of this Item were $0 and $0, respectively. The nature of such services were the: (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of the Trust's operational series; (2) auditing and reporting on the financial statements to be included in the amendment to the Trust's registration statement on Form N-1A to be filed with the Securities and Exchange

         Commission; (3) review of the amendment to the registration statement; and (4) issuance of a report on internal control for inclusion in the Trust's Form N-SAR.

(c)      Tax Fees

         For the fiscal years ending September 30, 2004 and September 30, 2003, the aggregate tax fees billed for professional services rendered by PwC for tax compliance, tax advice, and tax planning were $59,400 and $57,600, respectively. Services included the review of income and excise tax returns for the Trust.

(d)      All Other Fees

         For the fiscal years ending September 30, 2004 and September 30, 2003, the aggregate fees billed for professional services rendered by PwC for products and services provided by PwC, other than the services reported in (a) through (c) of this Item were $0 and $0, respectively.

(e)(1)   Audit Committee Pre-Approval Policies and Procedures

         The Trust's Audit Committee Charter states the following with respect to pre-approval procedures:

                  Pre-Approval Requirements. Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

                           a. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at the next regularly scheduled meeting of the Board of Trustees;

                           b. De Minimis Exceptions to Pre-Approval
                           Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

                           c. Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

                           d. Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2)   Percentages of Services

         One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the Trust's Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not applicable.

(g)      Total Fees Paid By Adviser and Certain Affiliates

         For the fiscal years ending September 30, 2004 and September 30, 2003, the aggregate non-audit fees billed by PwC for services rendered to the Trust and SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $2,904,000 and $2,098,500, respectively.

(h)      Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The Trust has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Trust's Audit Committee is comprised of the following members: George Gaspari (Chairman), Cheryl Burgermeister, Ernest Scalberg and R. Charles Tschampion.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required for this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this Form N-CSR filing.

ITEM 10. CONTROLS AND PROCEDURES

(a) Within 90 days of the filing date of this Form N-CSR, Donald A. Gignac, the Registrant's President and Principal Executive Officer, and Michael P. Riley, the Registrant's Treasurer and Principal Financial Officer, reviewed the Registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on the review, Messrs. Gignac and Riley determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) In the Registrant's second fiscal half-year, there were no significant changes in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a)(1) The Trust's Code of Conduct for Principal Executive and Senior Financial Officers.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the "1940 Act"), is attached hereto.

(b) The certification required by Rule 30a-2(b) of the 1940 Act and Sections 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECT SECTOR SDPR(R)TRUST

By:      /s/ Donald A. Gignac
         -------------------------------------
         Donald A. Gignac
         President and Principal Executive Officer

Date:    December 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Donald A. Gignac
         -------------------------------------
         Donald A. Gignac
         President and Principal Executive Officer

Date:    December 1, 2004

By:      /s/ Michael P. Riley
         -------------------------------------
         Michael P. Riley
         Treasurer and Principal Financial Officer

Date:    December 1, 2004